UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2007

Item 1:	Schedule of Investments

Vanguard Long-Term Investment-Grade Fund
Schedule of Investments
October 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (5.7%)

Agency Bonds and Notes (5.7%)
1 Federal Home Loan Bank	5.500%	7/15/2036	100,000	103,836
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	100,000	114,357
1 Federal National Mortgage Assn.	6.625%	11/15/2030	100,000	118,558

				336,751

Conventional Mortgage-Backed Securities (0.0%)
1,3 Federal National Mortgage Assn.	15.500%	10/1/2012	1	1

Total U.S. Government and Agency Obligations
(Cost $339,363)				336,752

Corporate Bonds (79.9%)

Finance (26.7%)
Banking (12.1%)
Abbey National PLC	7.950%	10/26/2029	15,000	18,219
BB&T Corp.	5.250%	11/1/2019	33,100	31,546
Banc One Corp.	7.750%	7/15/2025	25,000	28,873
Banc One Corp.	7.625%	10/15/2026	10,000	11,483
Banc One Corp.	8.000%	4/29/2027	15,000	17,923
Bank of America Corp.	6.000%	10/15/2036	55,000	53,703
Citigroup, Inc.	6.625%	1/15/2028	25,000	26,019
Citigroup, Inc.	6.625%	6/15/2032	38,000	39,311
Citigroup, Inc.	6.000%	10/31/2033	22,900	22,267
Citigroup, Inc.	5.850%	12/11/2034	11,500	10,952
Citigroup, Inc.	6.125%	8/25/2036	8,335	8,190
Comerica Bank	5.200%	8/22/2017	25,000	23,694
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	28,000	32,124
2 HBOS Treasury Services PLC	6.000%	11/1/2033	46,500	44,983
HSBC Bank USA	5.875%	11/1/2034	45,700	43,051
HSBC Bank USA	5.625%	8/15/2035	28,000	25,244
HSBC Holdings PLC	7.625%	5/17/2032	21,200	24,289
Mellon Funding Corp.	5.500%	11/15/2018	8,800	8,602
National City Corp.	6.875%	5/15/2019	15,000	15,801
NationsBank Corp.	6.800%	3/15/2028	35,000	37,257
Royal Bank of Scotland Group PLC	4.700%	7/3/2018	26,125	23,536
SunTrust Banks, Inc.	5.450%	12/1/2017	21,000	20,634
SunTrust Banks, Inc.	5.400%	4/1/2020	10,000	9,565
Wachovia Bank NA	5.850%	2/1/2037	28,850	27,471
Wachovia Corp.	6.605%	10/1/2025	30,000	30,438
Washington Mutual, Inc.	5.250%	9/15/2017	43,000	37,509
Wells Fargo & Co.	5.375%	2/7/2035	30,000	27,930
Wells Fargo Bank NA	5.950%	8/26/2036	15,000	14,946
Brokerage (2.1%)
Goldman Sachs Group, Inc.	6.125%	2/15/2033	45,725	44,967
Goldman Sachs Group, Inc.	6.450%	5/1/2036	15,000	14,702
Merrill Lynch & Co., Inc.	6.875%	11/15/2018	16,000	16,519
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	10,000	9,587
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	15,000	13,629
Morgan Stanley Dean Witter	7.250%	4/1/2032	20,000	22,828
Finance Companies (2.1%)
CIT Group, Inc.	6.000%	4/1/2036	22,500	19,850
General Electric Capital Corp.	6.750%	3/15/2032	95,975	107,436
Insurance (10.4%)
ACE INA Holdings, Inc.	6.700%	5/15/2036	20,000	20,794
AXA Financial, Inc.	7.000%	4/1/2028	34,910	37,459
Allstate Corp.	6.750%	5/15/2018	20,000	21,467
Allstate Corp.	5.550%	5/9/2035	25,000	22,850
Allstate Corp.	5.950%	4/1/2036	10,000	9,660
Ambac, Inc.	7.500%	5/1/2023	20,000	20,829
Ambac, Inc.	5.950%	12/5/2035	15,000	12,823
American General Corp.	6.625%	2/15/2029	33,000	34,820
American International Group, Inc.	6.250%	5/1/2036	10,000	10,153
American Re Corp.	7.450%	12/15/2026	10,000	11,094
Hartford Financial Services Group, Inc.	5.950%	10/15/2036	22,610	22,285
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	47,500	47,123
2 John Hancock Mutual Life Insurance Co.	7.375%	2/15/2024	30,000	33,559
2 Liberty Mutual Insurance Co.	8.500%	5/15/2025	28,335	32,105
Lincoln National Corp.	6.150%	4/7/2036	13,900	13,889
MBIA, Inc.	7.000%	12/15/2025	7,550	7,622
MBIA, Inc.	7.150%	7/15/2027	5,000	5,076
2,3 Massachusetts Mutual Life	7.625%	11/15/2023	15,970	18,608
MetLife, Inc.	6.375%	6/15/2034	15,000	15,348
MetLife, Inc.	5.700%	6/15/2035	10,000	9,286
2 Metropolitan Life Insurance Co.	7.800%	11/1/2025	35,000	40,997
2 New York Life Insurance	5.875%	5/15/2033	70,275	68,635
Principal Financial Group, Inc.	6.050%	10/15/2036	16,500	16,048
Prudential Financial, Inc.	5.750%	7/15/2033	23,000	21,660
Prudential Financial, Inc.	5.400%	6/13/2035	10,000	8,941
Travelers Property Casualty Corp.	7.750%	4/15/2026	25,000	29,054
UnitedHealth Group, Inc.	5.800%	3/15/2036	12,000	11,338
XL Capital Ltd.	6.375%	11/15/2024	11,500	11,346

				1,579,947

Industrial (41.5%)
Basic Industry (2.9%)
Aluminum Co. of America	6.750%	1/15/2028	45,000	46,737
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	42,100	43,758
Monsanto Co.	5.500%	7/30/2035	15,000	14,038
Morton International, Inc.	9.750%	6/1/2020	10,000	12,566
PPG Industries, Inc.	9.000%	5/1/2021	9,750	12,378
Rohm & Haas Co.	7.850%	7/15/2029	25,000	29,100
Weyerhaeuser Co.	7.375%	3/15/2032	15,000	15,116
Capital Goods (4.4%)
Boeing Co.	6.625%	2/15/2038	13,000	14,469
Boeing Co.	7.875%	4/15/2043	8,000	10,256
Caterpillar, Inc.	6.625%	7/15/2028	39,000	42,175
Deere & Co.	7.125%	3/3/2031	18,680	21,413
2 Hutchison Whampoa International Ltd.	7.450%	11/24/2033	50,000	56,711
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	35,000	37,484
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/2037	20,000	20,068
PACTIV Corp.	8.125%	6/15/2017	10,000	11,519
2 Siemens Financieringsmat	6.125%	8/17/2026	10,000	10,132
United Technologies Corp.	8.875%	11/15/2019	15,000	18,986
United Technologies Corp.	7.500%	9/15/2029	15,000	17,872
Communication (12.4%)
AT&T Inc.	6.800%	5/15/2036	10,000	10,962
AT&T Wireless	8.750%	3/1/2031	52,725	68,352
Bell Telephone Co. of Pennsylvania	8.350%	12/15/2030	6,260	7,280
BellSouth Corp.	6.875%	10/15/2031	40,000	42,690
BellSouth Corp.	6.000%	11/15/2034	49,000	48,318
CBS Corp.	7.875%	7/30/2030	40,000	43,679
Comcast Corp.	5.650%	6/15/2035	30,500	27,898
Comcast Corp.	6.450%	3/15/2037	14,500	14,641
2 Cox Communications, Inc.	6.450%	12/1/2036	30,000	29,782
Deutsche Telekom International Finance	8.250%	6/15/2030	59,000	73,466
France Telecom	8.500%	3/1/2031	48,175	63,291
GTE Corp.	6.940%	4/15/2028	20,000	21,446
Indiana Bell Telephone Co., Inc.	7.300%	8/15/2026	20,000	21,705
Michigan Bell Telephone Co.	7.850%	1/15/2022	25,000	28,856
New Jersey Bell Telephone Co.	8.000%	6/1/2022	25,000	28,195
News America Inc.	6.200%	12/15/2034	11,750	11,367
News America Inc.	6.400%	12/15/2035	14,000	13,934
Pacific Bell	7.125%	3/15/2026	15,000	15,936
Sprint Capital Corp.	8.750%	3/15/2032	21,615	24,680
Telefonica Europe BV	8.250%	9/15/2030	15,500	19,056
Time Warner Cable Inc.	6.550%	5/1/2037	50,000	49,513
Verizon Communications Corp.	6.250%	4/1/2037	15,000	15,609
Verizon Global Funding Corp.	7.750%	12/1/2030	10,500	12,402
Verizon Global Funding Corp.	5.850%	9/15/2035	30,000	29,489
Verizon Maryland, Inc.	5.125%	6/15/2033	12,000	9,882
Consumer Cyclical (3.9%)
CVS Corp.	6.250%	6/1/2027	40,000	39,484
Dayton Hudson Corp.	6.650%	8/1/2028	15,000	15,416
Lowe's Cos., Inc.	6.500%	3/15/2029	26,010	26,201
Lowe's Cos., Inc.	5.500%	10/15/2035	10,000	8,829
Target Corp.	7.000%	7/15/2031	20,000	21,209
The Walt Disney Co.	7.000%	3/1/2032	22,000	25,116
Time Warner, Inc.	6.875%	6/15/2018	10,000	10,551
Time Warner, Inc.	6.625%	5/15/2029	10,775	10,860
Time Warner, Inc.	6.500%	11/15/2036	10,000	9,877
Viacom Inc.	6.875%	4/30/2036	11,390	11,561
Wal-Mart Stores, Inc.	7.550%	2/15/2030	45,000	53,159
Consumer Noncyclical (11.4%)
Anheuser-Busch Cos., Inc.	6.750%	12/15/2027	10,000	10,862
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	31,900	35,187
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	11,460	11,309
Archer-Daniels-Midland Co.	6.750%	12/15/2027	11,000	11,907
Becton, Dickinson & Co.	4.900%	4/15/2018	13,200	12,498
Becton, Dickinson & Co.	7.000%	8/1/2027	8,300	8,876
Bestfoods	6.625%	4/15/2028	30,000	31,197
Bristol-Myers Squibb Co.	6.800%	11/15/2026	20,000	21,811
CPC International, Inc.	7.250%	12/15/2026	30,000	34,356
2 Cargill Inc.	6.125%	9/15/2036	23,000	22,449
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	10,000	11,172
Eli Lilly & Co.	7.125%	6/1/2025	12,125	13,713
Eli Lilly & Co.	5.500%	3/15/2027	50,000	48,009
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	21,995	20,359
Hershey Foods Corp.	7.200%	8/15/2027	21,461	23,870
Johnson & Johnson	6.950%	9/1/2029	22,457	25,918
Kellogg Co.	7.450%	4/1/2031	18,800	21,667
Kimberly-Clark Corp.	6.250%	7/15/2018	25,000	25,847
Kimberly-Clark Corp.	6.375%	1/1/2028	12,850	13,323
Kraft Foods, Inc.	6.500%	11/1/2031	20,100	20,455
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	17,000	19,193
Pharmacia Corp.	6.750%	12/15/2027	28,000	31,183
Procter & Gamble Co.	6.450%	1/15/2026	27,000	28,968
Procter & Gamble Co.	5.500%	2/1/2034	25,000	24,270
Procter & Gamble Co.	5.550%	3/5/2037	12,000	11,768
3 Procter & Gamble Co. ESOP	9.360%	1/1/2021	33,305	41,409
Schering-Plough Corp.	6.750%	12/1/2033	17,920	19,220
Sysco Corp.	6.500%	8/1/2028	22,000	23,144
Wyeth	5.950%	4/1/2037	50,000	49,412
Energy (3.8%)
Burlington Resources, Inc.	7.400%	12/1/2031	25,000	29,730
ChevronTexaco Corp.	8.625%	11/15/2031	13,000	18,125
ConocoPhillips	5.900%	10/15/2032	20,300	20,523
Devon Financing Corp.	7.875%	9/30/2031	11,400	13,787
Encana Corp.	6.500%	8/15/2034	11,000	11,419
Halliburton Co.	8.750%	2/15/2021	10,000	12,641
Mobil Corp.	8.625%	8/15/2021	22,000	28,892
Phillips Petroleum Co.	7.000%	3/30/2029	10,000	10,871
Suncor Energy, Inc.	5.950%	12/1/2034	22,400	21,940
Tosco Corp.	7.800%	1/1/2027	15,000	18,095
Tosco Corp.	8.125%	2/15/2030	20,000	25,283
Valero Energy Corp.	7.500%	4/15/2032	12,000	13,514
Technology (1.5%)
International Business Machines Corp.	7.000%	10/30/2025	50,000	55,776
International Business Machines Corp.	6.500%	1/15/2028	20,000	21,389
Pitney Bowes, Inc.	4.750%	5/15/2018	11,100	10,208
Transportation (0.8%)
Burlington Northern Santa Fe Corp.	6.875%	12/1/2027	25,000	26,460
Norfolk Southern Corp.	7.800%	5/15/2027	18,500	21,580
Other (0.4%)
Eaton Corp.	7.625%	4/1/2024	15,000	17,121
Eaton Corp.	5.250%	6/15/2035	10,800	9,508

				2,459,684

Utilities (11.7%)
Electric (10.6%)
Alabama Power Co.	5.875%	12/1/2022	8,500	8,505
Alabama Power Co.	5.700%	2/15/2033	12,800	12,056
Appalachian Power Co.	6.700%	8/15/2037	50,000	52,839
Arizona Public Service Co.	5.625%	5/15/2033	9,000	8,071
Baltimore Gas & Electric Co.	6.350%	10/1/2036	10,000	10,125
Carolina Power & Light Co.	5.700%	4/1/2035	7,500	7,097
Connecticut Light & Power Co.	6.350%	6/1/2036	15,000	15,207
Consolidated Edison Co. of New York	5.100%	6/15/2033	9,600	8,380
Consolidated Edison Co. of New York	6.200%	6/15/2036	14,000	14,215
Duke Energy Carolinas	6.100%	6/1/2037	50,000	50,164
Exelon Corp.	5.625%	6/15/2035	10,000	8,994
Florida Power & Light Co.	5.625%	4/1/2034	16,275	15,521
Florida Power & Light Co.	4.950%	6/1/2035	10,000	8,586
Florida Power & Light Co.	5.400%	9/1/2035	10,000	9,185
Florida Power Corp.	6.750%	2/1/2028	22,375	24,035
Indiana Michigan Power Co.	6.050%	3/15/2037	15,000	14,316
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	20,000	19,811
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	50,000	59,753
Northern States Power Co.	7.125%	7/1/2025	30,000	33,622
Northern States Power Co.	6.200%	7/1/2037	50,000	52,405
Oklahoma Gas & Electric Co.	6.500%	4/15/2028	12,770	13,127
PSE&G Power LLC	8.625%	4/15/2031	15,000	18,627
PacifiCorp	6.100%	8/1/2036	15,000	15,109
Puget Sound Energy Inc.	6.724%	6/15/2036	10,000	10,482
South Carolina Electric & Gas Co.	6.625%	2/1/2032	35,000	37,934
Southern California Edison Co.	6.000%	1/15/2034	8,800	8,851
Tampa Electric Co.	6.150%	5/15/2037	35,000	34,738
Virginia Electric & Power Co.	6.000%	5/15/2037	50,000	49,551
Wisconsin Electric Power Co.	5.700%	12/1/2036	10,365	9,796
Natural Gas (1.1%)
KeySpan Corp.	5.875%	4/1/2033	12,000	11,363
KeySpan Corp.	5.803%	4/1/2035	10,000	9,535
San Diego Gas & Electric	6.000%	6/1/2026	25,000	25,263
Texas Eastern Transmission	7.000%	7/15/2032	17,000	18,625

				695,888

Total Corporate Bonds
(Cost $4,629,341)				4,735,519

Sovereign Bonds (U.S. Dollar-Denominated) (3.9%)

2 Corporacion Nacional del Cobre	6.150%	10/24/2036	13,100	13,266
International Bank for Reconstruction & Development	7.625%	1/19/2023	43,320	55,547
International Bank for Reconstruction & Development	4.750%	2/15/2035	30,300	28,278
Province of British Columbia	6.500%	1/15/2026	13,800	15,707
Province of Quebec	7.500%	9/15/2029	24,500	30,305
Province of Saskatchewan	8.500%	7/15/2022	10,000	13,300
Quebec Hydro Electric	9.400%	2/1/2021	40,000	55,056
Republic of Italy	6.875%	9/27/2023	17,700	20,348

Total Sovereign Bonds
(Cost $216,931)				231,807

Taxable Municipal Bonds (8.3%)

Commonwealth Financing Auth. Pennsylvania Rev.	5.197%	6/1/2026	25,000	24,231
George Washington Univ.	5.300%	2/1/2017	25,000	24,962
Illinois (Taxable Pension) GO	4.950%	6/1/2023	8,935	8,527
Illinois (Taxable Pension) GO	5.100%	6/1/2033	145,000	137,543
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	50,002	61,368
New York City NY Transitional Finance Auth. Rev.	5.210%	8/1/2017	51,980	51,157
North Carolina Duke Univ. Rev.	5.850%	4/1/2037	38,850	39,558
Oregon Community College Dist.	5.440%	6/30/2023	10,595	10,615
Oregon School Board Assn.	4.759%	6/30/2028	15,000	13,626
President and Fellows of Harvard College	6.300%	10/1/2037	55,000	57,629
Southern California Public Power Auth.	6.930%	5/15/2017	37,000	41,676
Wisconsin Public Service Rev.	5.700%	5/1/2026	23,025	23,362

Total Taxable Municipal Bonds
(Cost $496,965)				494,254

Temporary Cash Investment (1.4%)

Repurchase Agreement
Banc of America Securities, LLC
(Dated 10/31/2007, Repurchase Value $79,911,000
Collateralized by Federal Home Loan Mortgage Corp.
5.000%, 7/1/2035, and Federal National Mortgage Assn.
6.000%, 9/1/2037)
(Cost $79,900)	4.930%	11/1/2007	79,900	79,900

Total Investments (99.2%)
(Cost $5,762,500)				5,878,232

Other Assets and Liabilities - Net (0.8%)				47,637

Net Assets (100%)				5,925,869

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of these securities was $371,227,000, representing 6.3% of net assets.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2007, the cost of investment securities for tax purposes was $5,762,500,000. Net unrealized appreciation of investment securities for tax purposes was $115,732,000, consisting of unrealized gains of $213,517,000 on securities that had risen in value since their purchase and $97,785,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard GNMA Fund
Schedule of Investments
October 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Government National Mortgage Association Obligations (97.1%)

1 Government National Mortgage Assn.	4.500%	5/15/2033-3/15/2037	99,874	94,271
1 Government National Mortgage Assn.	5.000%	7/15/2020-9/1/2037	3,794,245	3,690,497
1 Government National Mortgage Assn.	5.198%	2/20/2037	76,656	75,850
1 Government National Mortgage Assn.	5.500%	3/15/2013-10/15/2037	9,991,994	9,941,244
1 Government National Mortgage Assn.	6.000%	10/15/2016-9/15/2037	6,085,957	6,177,437
1 Government National Mortgage Assn.	6.500%	6/15/2008-6/15/2037	1,766,154	1,821,160
1 Government National Mortgage Assn.	7.000%	11/15/2007-12/15/2036	382,192	401,269
1 Government National Mortgage Assn.	7.250%	12/15/2026-2/15/2027	166	175
1 Government National Mortgage Assn.	7.500%	1/15/2008-10/15/2031	136,686	144,698
1 Government National Mortgage Assn.	7.750%	2/15/2027	258	274
1 Government National Mortgage Assn.	8.000%	3/15/2008-8/15/2031	61,437	65,189
1 Government National Mortgage Assn.	8.250%	4/15/2008-7/15/2008	35	35
1 Government National Mortgage Assn.	8.500%	8/15/2008-6/15/2028	15,277	16,214
1 Government National Mortgage Assn.	9.000%	11/15/2008-2/15/2023	11,580	12,198
1 Government National Mortgage Assn.	9.250%	9/15/2016-7/15/2017	62	66
1 Government National Mortgage Assn.	9.500%	7/15/2009-7/15/2022	5,629	5,996
1 Government National Mortgage Assn.	10.000%	7/20/2014-8/20/2018	69	74
1 Government National Mortgage Assn.	11.000%	7/15/2010-2/20/2016	30	32
1 Government National Mortgage Assn.	11.250%	9/20/2015-2/20/2016	44	47
1 Government National Mortgage Assn.	11.500%	5/15/2013-11/20/2015	47	51
1 Government National Mortgage Assn.	12.000%	1/15/2013-1/20/2016	93	103
1 Government National Mortgage Assn.	12.500%	5/20/2014-7/20/2015	37	42
1 Government National Mortgage Assn.	13.000%	1/15/2011-1/20/2015	34	39
1 Government National Mortgage Assn.	13.500%	5/15/2010-12/15/2014	23	27
1 Government National Mortgage Assn.	14.000%	6/15/2011	16	18
1 Government National Mortgage Assn.	15.000%	5/15/2012	2	3

Total Government National Mortgage Association Obligations
(Cost $22,646,653)				22,447,009

Temporary Cash Investment (2.9%)

Repurchase Agreement
SBC Warburg Dillon Read
(Dated 10/31/2007, Repurchase Value $679,693,000,
collateralized by Federal Home Loan Mortgage Corp., 0.000%-9.500%,
9/1/2008-4/17/2032,Federal National Mortgage Assn. 4.500%-8.000%,
6/1/2013-9/1/2037)
(Cost $679,600)	4.930%	11/1/2007	679,600	679,600

Total Investments (100.0%)
(Cost $23,326,253)				23,126,609

Other Assets and Liabilities-Net (0.0%)	(1,873)

Net Assets (100%)				23,124,736

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2007, the cost of investment securities for tax purposes was $23,326,253,000. Net unrealized depreciation of investment securities for tax purposes was $199,644,000, consisting of unrealized gains of $95,376,000 on securities that had risen in value since their purchase and $295,020,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Investment-Grade Fund
Schedule of Investments
October 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (10.5%)

U.S. Government Securities (7.3%)
U.S. Treasury Note	4.375%	11/15/2008	7,325	7,350
U.S. Treasury Note	4.500%	2/15/2009	8,900	8,954
U.S. Treasury Note	4.875%	8/15/2009	20,000	20,316
U.S. Treasury Note	3.375%	9/15/2009	97,780	96,818
U.S. Treasury Note	3.375%	10/15/2009	70,000	69,278
U.S. Treasury Note	4.625%	11/15/2009	25,450	25,796
U.S. Treasury Note	3.500%	2/15/2010	190,000	188,279
U.S. Treasury Note	3.875%	5/15/2010	140,000	139,847
U.S. Treasury Note	4.500%	5/15/2010	100,000	101,422
U.S. Treasury Note	3.625%	6/15/2010	8,033	7,977
U.S. Treasury Note	3.875%	9/15/2010	215,000	214,598
U.S. Treasury Note	4.250%	10/15/2010	106,300	107,164
U.S. Treasury Note	5.125%	6/30/2011	151,500	157,110
U.S. Treasury Note	4.500%	9/30/2011	275,000	279,298

				1,424,207

Mortgage-Backed Securities (3.2%)
Conventional Mortgage-Backed Securities (0.4%)
1,2 Federal Home Loan Mortgage Corp.	6.000%	3/1/2017-4/1/2017	16,465	16,784
1,2 Federal Home Loan Mortgage Corp.	7.000%	1/1/2009	170	170
1,2 Federal National Mortgage Assn.	5.612%	2/1/2037	8,565	8,679
1,2 Federal National Mortgage Assn.	6.000%	12/1/2016-5/1/2017	22,669	23,044
1,2 Federal National Mortgage Assn.	6.500%	12/1/2011-9/1/2016	20,573	20,963
1,2 Federal National Mortgage Assn.	7.000%	10/1/2011-4/1/2013	3,177	3,199
1,2 Federal National Mortgage Assn.	7.500%	3/1/2015	586	597
Nonconventional Mortgage-Backed Securities (2.8%)
1,2 Federal Home Loan Mortgage Corp.	3.661%	8/1/2033	8,359	8,331
1,2 Federal Home Loan Mortgage Corp.	3.721%	8/1/2033	5,600	5,576
1,2 Federal Home Loan Mortgage Corp.	3.845%	8/1/2033	8,160	8,110
1,2 Federal Home Loan Mortgage Corp.	3.874%	7/1/2033	35,723	35,484
1,2 Federal Home Loan Mortgage Corp.	3.918%	6/1/2033	11,115	11,109
1,2 Federal Home Loan Mortgage Corp.	4.061%	5/1/2033	5,748	5,772
1,2 Federal Home Loan Mortgage Corp.	4.069%	6/1/2033	13,741	13,759
1,2 Federal Home Loan Mortgage Corp.	4.110%	5/1/2033	12,044	12,090
1,2 Federal Home Loan Mortgage Corp.	4.212%	2/1/2033	5,876	5,924
1,2 Federal Home Loan Mortgage Corp.	4.280%	1/1/2033	7,311	7,387
1,2 Federal Home Loan Mortgage Corp.	4.761%	10/1/2032	5,016	5,094
1,2 Federal Home Loan Mortgage Corp.	5.000%	5/15/2018	6,557	6,546
1,2 Federal Home Loan Mortgage Corp.	5.000%	7/15/2024	19,157	19,227
1,2 Federal Home Loan Mortgage Corp.	5.864%	8/1/2037	46,119	46,671
1,2 Federal Home Loan Mortgage Corp.	7.067%	7/1/2032	1,302	1,320
1,2 Federal Home Loan Mortgage Corp.	7.177%	9/1/2032	5,135	5,214
1,2 Federal Home Loan Mortgage Corp.	7.231%	8/1/2032	2,714	2,755
1,2 Federal Home Loan Mortgage Corp.	7.233%	8/1/2032	4,603	4,672
1,2 Federal Home Loan Mortgage Corp.	7.254%	9/1/2032	3,009	3,038
1,2 Federal Home Loan Mortgage Corp.	7.271%	8/1/2032	2,999	3,047
1,2 Federal Home Loan Mortgage Corp.	7.277%	9/1/2032	6,543	6,660
1,2 Federal National Mortgage Assn.	3.000%	8/25/2032	1,136	1,126
1,2 Federal National Mortgage Assn.	3.402%	8/1/2033	8,287	8,218
1,2 Federal National Mortgage Assn.	3.481%	8/1/2033	8,571	8,561
1,2 Federal National Mortgage Assn.	3.630%	8/1/2033	8,064	8,060
1,2 Federal National Mortgage Assn.	3.696%	8/1/2033	3,002	3,003
1,2 Federal National Mortgage Assn.	3.701%	7/1/2033	11,841	11,801
1,2 Federal National Mortgage Assn.	3.703%	8/1/2033	16,021	15,965
1,2 Federal National Mortgage Assn.	3.710%	6/1/2033	32,176	32,179
1,2 Federal National Mortgage Assn.	3.720%	9/1/2033	19,501	19,472
1,2 Federal National Mortgage Assn.	3.727%	6/1/2033	16,632	16,600
1,2 Federal National Mortgage Assn.	3.740%	10/1/2033	8,358	8,356
1,2 Federal National Mortgage Assn.	3.785%	9/1/2033	26,962	26,947
1,2 Federal National Mortgage Assn.	3.804%	8/1/2033	17,744	17,751
1,2 Federal National Mortgage Assn.	3.815%	7/1/2033	19,555	19,670
1,2 Federal National Mortgage Assn.	3.963%	4/1/2033	10,203	10,245
1,2 Federal National Mortgage Assn.	3.968%	5/1/2033	23,179	23,304
1,2 Federal National Mortgage Assn.	4.005%	5/1/2033	4,339	4,368
1,2 Federal National Mortgage Assn.	4.023%	4/1/2033	7,130	7,204
1,2 Federal National Mortgage Assn.	4.040%	5/1/2033	14,683	14,729
1,2 Federal National Mortgage Assn.	4.099%	5/1/2033	9,959	10,025
1,2 Federal National Mortgage Assn.	4.203%	7/1/2033	31,079	31,227
1,2 Federal National Mortgage Assn.	4.385%	12/1/2032	3,988	4,031
1,2 Federal National Mortgage Assn.	5.500%	8/25/2027	10,913	10,988
1,2 Federal National Mortgage Assn.	5.510%	8/1/2037	9,238	9,330
1,2 Federal National Mortgage Assn.	7.063%	7/1/2032	1,840	1,865
1,2 Federal National Mortgage Assn.	7.073%	8/1/2032	2,929	2,970
1,2 Federal National Mortgage Assn.	7.161%	9/1/2032	720	730
1,2 Federal National Mortgage Assn.	7.211%	9/1/2032	1,743	1,765

				621,712

Total U.S. Government and Agency Obligations
(Cost $2,029,962)				2,045,919

Corporate Bonds (84.8%)

Asset Backed/Commercial Mortgage-Backed Securities (22.4%)
2,4 American Express Credit Account Master Trust	5.201%	9/15/2010	23,200	23,199
2,4 American Express Credit Account Master Trust	5.541%	11/15/2010	16,000	16,003
2,4 American Express Credit Account Master Trust	5.181%	3/15/2012	16,630	16,605
2,4 American Express Credit Account Master Trust	5.121%	12/15/2013	22,500	22,352
2,4 American Express Issuance Trust	5.121%	8/15/2011	24,500	24,371
2,3 ARG Funding Corp.	4.020%	4/20/2009	28,310	28,150
3 BA Covered Bond Issuer	5.500%	6/14/2012	36,600	37,518
2 Banc of America Commercial Mortgage, Inc.	5.334%	9/10/2045	14,475	14,623
2 Banc of America Funding Corp.	5.600%	9/20/2046	74,208	73,885
2 Banc of America Mortgage Securities	7.520%	9/25/2032	857	858
2 Banc of America Mortgage Securities	3.983%	2/25/2033	2,790	2,762
2 Banc of America Mortgage Securities	4.183%	5/25/2033	4,314	4,260
2 Banc of America Mortgage Securities	3.419%	7/25/2033	6,681	6,550
2 Banc of America Mortgage Securities	3.549%	2/25/2034	7,462	7,291
2 Banc of America Securities Auto Trust	5.180%	6/18/2010	40,000	40,065
2 Bank of America Credit Card Trust	4.720%	5/15/2013	70,200	70,020
2,4 Bank of America Credit Card Trust	5.111%	6/17/2013	44,920	44,645
2,4 Bank One Issuance Trust	5.201%	12/15/2010	25,000	24,994
2 Bay View Auto Trust	3.860%	3/25/2010	1,577	1,572
2 Bear Stearns Adjustable Rate Mortgage Trust	5.804%	10/25/2036	83,046	82,853
2 Bear Stearns Adjustable Rate Mortgage Trust	5.481%	5/25/2047	64,864	64,332
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.478%	10/12/2041	46,800	47,189
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	11,800	11,645
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.330%	1/12/2045	11,250	11,274
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.574%	6/11/2050	45,000	45,548
2,3,4 BMW Floorplan Master Owner Trust	5.045%	9/17/2011	107,500	106,915
2 BMW Vehicle Lease Trust	4.590%	8/15/2013	30,800	30,800
2 Capital Auto Receivables Asset Trust	4.980%	5/15/2011	29,550	29,603
2 Capital One Auto Finance Trust	5.250%	8/15/2011	34,200	34,244
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	37,800	37,240
2 Capital One Prime Auto Receivables Trust	4.320%	8/15/2009	6,874	6,862
2 Capital One Prime Auto Receivables Trust	4.990%	9/15/2010	37,906	37,904
2 CarMax Auto Owner Trust	4.130%	5/15/2009	3,971	3,968
2 CarMax Auto Owner Trust	4.210%	1/15/2010	8,875	8,841
2,4 Chase Credit Card Master Trust	5.201%	7/15/2010	24,900	24,893
2 Chase Issuance Trust	4.960%	9/17/2012	30,700	30,785
2,4 Chase Issuance Trust	5.131%	10/15/2012	33,000	32,838
2 Chase Manhattan Auto Owner Trust	3.870%	6/15/2009	11,453	11,403
2 Chase Manhattan Auto Owner Trust	5.340%	7/15/2010	62,440	62,574
2 Chase Manhattan Auto Owner Trust	3.980%	4/15/2011	16,100	15,867
2 CIT Equipment Collateral	4.420%	5/20/2009	11,730	11,715
2 Citibank Credit Card Issuance Trust	4.850%	2/10/2011	44,200	44,198
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	39,250	39,329
2 Citibank Credit Card Issuance Trust	5.500%	6/22/2012	46,900	47,630
2 Citibank Credit Card Issuance Trust	4.750%	10/22/2012	49,000	48,963
2 Citigroup Commercial Mortgage Trust	5.700%	12/10/2049	41,000	42,060
2 Citigroup Mortgage Loan Trust Inc.	5.926%	7/25/2037	45,310	45,335
2 Citigroup Mortgage Loan Trust, Inc.	4.660%	3/25/2034	9,425	9,327
2 Citigroup/Deutsche Bank Commercial Mortgage	5.205%	12/11/2049	60,025	59,976
2 CNH Equipment Trust	4.270%	1/15/2010	6,632	6,601
2 CNH Equipment Trust	5.200%	8/16/2010	26,400	26,434
2,4 CNH Wholesale Master Note Trust	5.201%	6/15/2011	23,475	23,505
2,4 CNH Wholesale Master Note Trust	5.151%	7/15/2012	29,350	29,245
2 Commercial Mortgage Pass-Through Certificates	5.811%	12/10/2049	19,000	19,387
2 Countrywide Home Loans	4.047%	5/25/2033	7,463	7,371
2 Countrywide Home Loans	3.471%	11/19/2033	14,163	13,939
2 Countrywide Home Loans	5.356%	3/20/2036	35,249	35,110
2 Countrywide Home Loans	5.461%	2/25/2047	44,510	44,104
2 Credit Suisse Mortgage Capital Certificates	5.512%	2/15/2039	13,100	13,238
2 Credit Suisse Mortgage Capital Certificates	5.723%	6/15/2039	36,575	37,339
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	26,734	26,750
2 DaimlerChrysler Auto Trust	4.980%	2/8/2011	26,200	26,246
2,4 DaimlerChrysler Master Owner Trust	5.121%	11/15/2011	22,000	21,897
2,4 Discover Card Master Trust I	5.101%	9/16/2010	46,000	45,971
2,4 Federal National Mortgage Assn. Grantor Trust	5.113%	6/25/2033	258	250
2 First Horizon Mortgage Pass-Through Trust	5.684%	11/25/2036	33,695	33,642
2 First Horizon Mortgage Pass-Through Trust	5.501%	1/25/2037	78,340	77,796
2,4 Fleet Home Equity Loan Trust	5.248%	1/20/2033	7,086	6,621
2 Ford Credit Auto Owner Trust	4.170%	1/15/2009	1,315	1,315
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	5,229	5,215
2 Ford Credit Auto Owner Trust	5.160%	11/15/2010	27,500	27,647
2 Ford Credit Auto Owner Trust	5.150%	11/15/2011	23,820	23,982
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	20,500	20,258
2,4 GE Capital Credit Card Master Note Trust	5.131%	3/15/2013	17,600	17,540
2 GMAC Mortgage Corp. Loan Trust	5.297%	11/19/2035	13,125	13,065
2,4 Gracechurch Card Funding PLC	5.111%	11/16/2009	29,400	29,401
2,4 Gracechurch Card Funding PLC	5.101%	9/15/2010	39,500	39,449
2,4 Granite Master Issuer PLC	5.254%	12/17/2054	8,800	8,664
2,4 Granite Master Issuer PLC	5.658%	12/20/2054	26,200	26,083
2 Harley-Davidson Motorcycle Trust	2.630%	11/15/2010	7,116	7,109
2 Harley-Davidson Motorcycle Trust	2.070%	2/15/2011	6,150	6,115
2 Harley-Davidson Motorcycle Trust	2.760%	5/15/2011	9,079	8,936
2 Harley-Davidson Motorcycle Trust	2.530%	11/15/2011	9,653	9,454
2 Harley-Davidson Motorcycle Trust	5.240%	1/15/2012	9,800	9,820
2 Harley-Davidson Motorcycle Trust	3.560%	2/15/2012	17,941	17,713
2 Harley-Davidson Motorcycle Trust	5.220%	3/15/2012	13,850	13,944
2 Harley-Davidson Motorcycle Trust	5.100%	5/15/2012	28,850	28,995
2 Harley-Davidson Motorcycle Trust	5.040%	10/15/2012	29,100	29,042
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	9,444	9,425
2 Honda Auto Receivables Owner Trust	5.100%	3/18/2011	58,700	58,904
2 Honda Auto Receivables Owner Trust	5.460%	5/23/2011	27,400	27,725
2 Hyundai Auto Receivables Trust	5.110%	4/15/2011	52,000	52,165
2 John Deere Owner Trust	3.980%	6/15/2009	4,260	4,251
2 John Deere Owner Trust	5.040%	7/15/2011	34,700	34,733
2 JP Morgan Mortgage Trust	5.300%	7/25/2035	85,214	84,505
2 JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/2046	22,200	22,049
2 JPMorgan Chase Commercial Mortgage Securities	5.298%	5/15/2047	18,700	18,726
2 JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/2049	27,400	28,041
2 JPMorgan Chase Commercial Mortgage Securities	5.629%	2/12/2051	24,053	24,396
2 JPMorgan Chase Commercial Mortgage Securities	5.827%	2/15/2051	44,610	45,554
2,3,4 Kildare Securities Ltd.	5.784%	12/10/2043	58,600	58,430
2 LB-UBS Commercial Mortgage Trust	5.303%	2/15/2040	37,500	37,598
2 LB-UBS Commercial Mortgage Trust	5.318%	2/15/2040	23,300	23,383
2 Master Adjustable Rate Mortgages Trust	3.823%	4/25/2034	12,054	11,777
2,4 MBNA Credit Card Master Note Trust	5.211%	8/16/2010	41,300	41,290
2 MBNA Credit Card Master Note Trust	3.650%	3/15/2011	10,765	10,636
2 MBNA Credit Card Master Note Trust	4.900%	7/15/2011	9,425	9,437
2,4 MBNA Credit Card Master Note Trust	5.111%	2/15/2012	40,000	39,891
2 Merrill Auto Trust Securitization	4.100%	8/25/2009	11,876	11,855
2 Merrill Lynch Mortgage Investors, Inc.	4.210%	2/25/2033	12,967	12,879
2 Merrill Lynch Mortgage Investors, Inc.	4.610%	7/25/2033	5,829	5,760
2 Merrill Lynch Mortgage Investors, Inc.	4.557%	2/25/2034	18,599	18,307
2 Merrill Lynch Mortgage Investors, Inc.	5.502%	5/25/2036	48,144	47,826
2 Merrill Lynch Mortgage Trust	5.726%	6/12/2050	38,100	38,896
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.282%	8/12/2048	23,500	23,519
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.693%	6/12/2050	10,300	10,468
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.331%	3/12/2051	18,760	18,807
2 Morgan Stanley Capital I	5.650%	6/11/2042	81,050	82,446
2 Morgan Stanley Capital I	5.374%	3/12/2044	25,330	25,497
2,4 Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust 5.142%	11/25/2015	3,159	3,151
2 Morgan Stanley Mortgage Loan Trust	4.074%	2/25/2034	13,815	13,575
2 Morgan Stanley Mortgage Loan Trust	5.427%	6/25/2036	42,088	42,002
2,4 National City Credit Card Master Trust	5.141%	8/15/2012	57,400	57,193
2,4 National City Credit Card Master Trust	5.141%	3/17/2014	24,825	24,630
2 Nissan Auto Receivables Owner Trust	3.990%	7/15/2009	13,193	13,136
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	7,838	7,808
2,4 Nissan Auto Receivables Owner Trust	5.121%	7/15/2010	29,100	29,021
2 Nissan Auto Receivables Owner Trust	5.030%	5/16/2011	11,200	11,253
2 Nissan Auto Receivables Owner Trust	5.450%	6/15/2012	40,400	40,903
2,3,4 Nordstrom Private Label Credit Card Master Trust	5.151%	5/15/2015	93,000	92,075
2,4 Permanent Master Issuer PLC	5.293%	1/15/2016	32,800	32,581
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	39,250	38,732
2 PG&E Energy Recovery Funding LLC	4.370%	6/25/2014	47,300	46,422
2 Provident Funding Mortgage Loan Trust	4.037%	4/25/2034	23,017	22,707
2,4 Rental Car Finance Corp.	5.073%	6/25/2009	28,540	28,543
2 Residential Funding Mortgage Securities I	5.855%	8/25/2036	59,976	59,817
2 Residential Funding Mortgage Securities I	5.965%	9/25/2036	27,244	27,355
2 Salomon Brothers Mortgage Securities VII	4.115%	9/25/2033	28,651	28,133
2 Sequoia Mortgage Trust	5.648%	9/20/2046	76,405	76,222
2 Thornburg Mortgage Securities Trust	3.299%	3/25/2044	13,328	12,799
2 Toyota Auto Receivables Owner Trust	2.790%	1/15/2010	5,430	5,427
2 USAA Auto Owner Trust	4.550%	2/16/2010	35,490	35,388
2 USAA Auto Owner Trust	4.900%	2/15/2012	29,800	29,869
2,4 Volkswagen Credit Auto Master Trust	5.018%	7/20/2010	53,775	53,622
2,4 Wachovia Asset Securitization, Inc.	5.132%	6/25/2033	2,530	2,494
2 Wachovia Auto Loan Owner Trust	5.100%	7/20/2011	24,500	24,540
2 Wachovia Auto Owner Trust	5.390%	9/20/2011	25,320	25,498
2 Washington Mutual Mortgage Pass-Through Certificates	4.137%	1/25/2033	2,109	2,102
2 Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033	8,049	7,893
2 Washington Mutual Mortgage Pass-Through Certificates	4.044%	9/25/2033	11,086	10,927
2 Wells Fargo Home Equity Trust	3.970%	5/25/2034	22,191	21,847
2 Wells Fargo Mortgage Backed Securities Trust	5.638%	10/25/2036	74,956	74,674
2 World Omni Auto Receivables Trust	4.400%	4/20/2009	3,555	3,553
2 World Omni Auto Receivables Trust	5.010%	10/15/2010	42,683	42,645
2 World Omni Auto Receivables Trust	5.230%	2/15/2011	17,600	17,681

				4,390,421

Finance (34.6%)
Banking (19.0%)
AmSouth Bank NA	6.125%	3/1/2009	2,300	2,335
3,4 ANZ National Bank International Ltd.	5.312%	4/14/2008	56,800	56,852
3,4 ANZ National Bank International Ltd.	5.396%	8/7/2009	19,600	19,581
4 Associated Bank NA	5.476%	2/1/2008	9,350	9,351
4 Associated Bank NA	5.700%	6/2/2008	37,550	37,574
Astoria Financial Corp.	5.750%	10/15/2012	12,000	12,084
2,3 Banco Mercantil del Norte	6.135%	10/13/2016	19,550	19,643
3 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	34,000	33,796
3,4 Banco Santander Chile	6.074%	12/9/2009	18,900	18,914
2 Bank of America Capital Trust XIV	5.630%	12/31/2049	105,428	99,392
4 Bank of America Corp.	5.505%	2/27/2009	33,500	33,443
4 Bank of America Corp.	5.459%	8/2/2010	20,000	19,895
Bank of America Corp.	5.375%	8/15/2011	48,739	49,200
4 Bank of Ireland	5.696%	12/18/2009	61,800	61,477
Bank of New York Co., Inc.	5.050%	3/3/2009	37,900	37,975
Bank of New York Co., Inc.	5.410%	5/15/2009	30,800	31,042
Bank of New York Mellon	7.300%	12/1/2009	4,900	5,124
Bank of New York Mellon	4.950%	1/14/2011	14,700	14,701
2 Bank of New York Mellon	3.400%	3/15/2013	9,355	9,279
4 Bank of Nova Scotia	4.859%	3/28/2008	94,000	93,959
4 Barclays Bank PLC	5.490%	8/10/2009	46,800	46,821
Barclays Bank PLC	7.400%	12/15/2009	6,788	7,114
Barclays Bank PLC	5.450%	9/12/2012	19,550	19,769
BB&T Corp.	6.500%	8/1/2011	11,970	12,468
3,4 BBVA US Senior S.A. Unipersonal	5.284%	4/17/2009	117,500	117,028
3 BNP Paribas	4.800%	6/24/2015	13,800	13,105
4 Branch Banking & Trust Co.	5.671%	9/2/2008	17,800	17,802
3,4 BTMU Curacao Holdings NV	5.918%	12/19/2016	36,725	36,656
4 Canadian Imperial Bank of Commerce	5.555%	5/27/2008	34,200	34,221
2,3 CBG Florida REIT Corp.	7.114%	2/15/2049	25,100	24,347
4 Charter One Bank N.A.	5.115%	4/24/2009	29,370	29,235
Charter One Bank N.A.	5.500%	4/26/2011	16,400	16,656
4 Citigroup Global Markets	5.794%	3/17/2009	38,700	38,709
4 Citigroup, Inc.	5.416%	11/1/2007	33,100	33,100
4 Citigroup, Inc.	5.864%	6/9/2009	81,000	80,824
Citigroup, Inc.	5.250%	2/27/2012	19,900	19,987
Citigroup, Inc.	5.300%	10/17/2012	46,700	46,872
3 Commonwealth Bank of Australia	5.000%	11/6/2012	24,000	23,888
2,3 Commonwealth Bank of Australia	6.024%	3/15/2049	21,125	20,326
3,4 Compass Bank	5.843%	10/9/2009	46,700	46,986
3,4 Credit Agricole	5.555%	5/28/2010	93,750	93,443
2,3 Credit Agricole	6.637%	5/28/2049	7,600	7,272
4 Credit Suisse First Boston USA, Inc.	5.731%	6/2/2008	40,000	40,023
Credit Suisse First Boston USA, Inc.	4.125%	1/15/2010	38,425	37,884
4 Credit Suisse First Boston USA, Inc.	5.758%	8/15/2010	41,500	41,399
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	8,500	8,596
Deutsche Bank Financial, Inc.	7.500%	4/25/2009	17,920	18,574
3,4 Deutsche Bank Financial, Inc.	5.304%	4/30/2009	11,730	11,736
4 Deutsche Bank New York Branch	5.650%	8/21/2009	46,790	46,938
3 Development Bank of Singapore Ltd.	7.875%	8/10/2009	21,600	22,719
3,4 Development Bank of Singapore Ltd.	5.750%	5/16/2017	54,850	53,690
3,4 DnB NOR Bank ASA	5.312%	10/13/2009	60,900	60,962
Fifth Third Bank	3.375%	8/15/2008	16,701	16,471
4 First Tennessee Bank	5.834%	12/17/2009	23,500	23,598
FirstStar Bank	7.125%	12/1/2009	8,425	8,803
FleetBoston Financial Corp.	7.375%	12/1/2009	5,000	5,242
GreenPoint Financial Corp.	3.200%	6/6/2008	36,560	36,175
3 HBOS Treasury Services PLC	4.000%	9/15/2009	32,000	31,480
3,4 HBOS Treasury Services PLC	5.784%	12/8/2010	89,800	89,868
HSBC Bank PLC	6.950%	3/15/2011	4,800	5,091
HSBC Bank USA	3.875%	9/15/2009	38,500	37,847
4 HSBC Bank USA	5.833%	12/14/2009	38,500	38,369
3 ICICI Bank Ltd.	5.750%	1/12/2012	9,125	8,833
2 Independence Community Bank	3.750%	4/1/2014	16,040	15,798
JPMorgan Chase & Co.	4.600%	1/17/2011	9,350	9,234
JPMorgan Chase & Co.	5.600%	6/1/2011	35,000	35,570
JPMorgan Chase & Co.	5.375%	10/1/2012	39,850	40,105
2 JPMorgan Chase & Co.	4.891%	9/1/2015	25,200	25,078
KeyCorp	4.700%	5/21/2009	15,700	15,605
4 KeyCorp	4.956%	5/26/2009	19,570	19,518
2,3 Lloyds TSB Group PLC	6.267%	11/14/2049	23,575	21,738
2,3 M & T Bank Corp.	3.850%	4/1/2013	18,050	17,965
Marshall & Ilsley Bank	5.150%	2/22/2012	21,500	21,235
MBNA Corp.	5.625%	11/30/2007	3,925	3,928
4 MBNA Corp.	5.790%	5/5/2008	17,400	17,432
2 Mellon Capital IV	6.244%	6/29/2049	32,825	31,969
Mellon Funding Corp.	3.250%	4/1/2009	48,350	47,283
National Australia Bank	6.600%	12/10/2007	9,026	9,041
National Australia Bank	8.600%	5/19/2010	18,760	20,381
National Westminster Bank PLC	7.375%	10/1/2009	9,337	9,751
North Fork Bancorp., Inc.	5.875%	8/15/2012	8,070	7,964
2,4 North Fork Bancorp., Inc.	7.427%	8/15/2012	16,450	16,453
PNC Funding Corp.	6.500%	5/1/2008	9,795	9,874
4 PNC Funding Corp.	5.130%	6/12/2009	23,450	23,295
PNC Funding Corp.	5.125%	12/14/2010	28,155	28,225
4 Regions Financial Corp.	5.436%	8/8/2008	47,400	47,309
Regions Financial Corp.	4.375%	12/1/2010	1,500	1,470
Regions Financial Corp.	7.000%	3/1/2011	10,385	10,885
Republic New York Corp.	5.875%	10/15/2008	9,934	10,037
4 Royal Bank of Canada	5.558%	3/20/2008	28,180	28,199
Royal Bank of Canada	5.290%	2/2/2009	114,300	114,823
3,4 Royal Bank of Scotland Group PLC	5.230%	7/21/2008	97,700	97,792
Santander Finance Issuances	6.375%	2/15/2011	17,675	18,333
3,4 Santander U.S. Debt, S.A. Unipersonal	5.729%	11/20/2009	119,400	119,472
Sanwa Bank Ltd.	7.400%	6/15/2011	9,825	10,630
Skandinaviska Enskilda Banken	6.875%	2/15/2009	11,630	11,900
2,3 Societe Generale	5.922%	12/5/2049	9,200	8,725
Sovereign Bancorp, Inc.	4.800%	9/1/2010	7,000	6,899
Sovereign Bank	4.000%	2/1/2008	4,800	4,789
2 Sovereign Bank	4.375%	8/1/2013	2,397	2,385
State Street Corp.	7.650%	6/15/2010	8,075	8,571
4 State Street Corp.	5.084%	4/30/2012	5,000	5,001
SunTrust Banks, Inc.	4.000%	10/15/2008	8,650	8,600
4 SunTrust Banks, Inc.	5.595%	5/22/2009	14,700	14,682
4 SunTrust Banks, Inc.	5.741%	6/2/2009	56,470	56,388
Toronto Dominion Bank NY	6.150%	10/15/2008	4,400	4,430
3,4 Unicredit Luxembourg Finance	5.582%	1/13/2017	51,600	51,127
US Bank NA	4.125%	3/17/2008	47,500	47,370
US Bank NA	5.700%	12/15/2008	17,500	17,654
2 US Central Credit Union	2.700%	9/30/2009	3,636	3,510
2 USB Capital IX	6.189%	4/15/2049	53,940	53,662
2,3 USB Realty Corp.	6.091%	12/15/2049	11,750	11,245
2 Wachovia Capital Trust III	5.800%	12/31/2049	27,485	27,051
4 Wachovia Corp.	5.034%	10/28/2008	52,900	52,885
Wachovia Corp.	6.000%	10/30/2008	9,775	9,890
Wachovia Corp.	6.375%	2/1/2009	45,800	46,535
Wachovia Corp.	6.150%	3/15/2009	15,650	15,890
Wachovia Corp.	5.300%	10/15/2011	18,725	18,821
4 Wachovia Corp.	5.372%	10/15/2011	24,450	24,150
Washington Mutual, Inc.	4.375%	1/15/2008	46,194	46,049
Wells Fargo & Co.	5.250%	12/1/2007	14,300	14,303
Wells Fargo & Co.	4.200%	1/15/2010	50,000	49,322
Wells Fargo Bank NA	6.450%	2/1/2011	23,800	24,721
Western Financial Bank	9.625%	5/15/2012	5,610	5,968
4 Zions Bancorp.	5.362%	4/15/2008	65,700	65,743
Brokerage (4.0%)
Bear Stearns Co., Inc.	4.000%	1/31/2008	11,100	11,062
2,4 Bear Stearns Co., Inc.	5.486%	2/8/2008	24,500	24,496
4 Bear Stearns Co., Inc.	5.994%	9/9/2009	43,450	42,765
Bear Stearns Co., Inc.	4.500%	10/28/2010	24,158	23,531
4 Bear Stearns Co., Inc.	5.190%	1/31/2011	25,020	24,270
Franklin Resources Inc.	3.700%	4/15/2008	14,100	14,017
2 Goldman Sachs Capital II	5.793%	6/1/2049	19,430	18,037
4 Goldman Sachs Group, Inc.	5.481%	7/23/2009	6,265	6,261
4 Goldman Sachs Group, Inc.	5.290%	12/23/2009	49,750	49,476
4 Goldman Sachs Group, Inc.	5.821%	3/2/2010	29,300	29,026
4 Goldman Sachs Group, Inc.	5.498%	6/28/2010	45,030	44,769
Goldman Sachs Group, Inc.	5.625%	1/15/2017	5,870	5,688
Jefferies Group Inc.	5.875%	6/8/2014	7,050	7,008
LaBranche & Co.	9.500%	5/15/2009	14,450	14,486
LaBranche & Co.	11.000%	5/15/2012	1,625	1,621
4 Lehman Brothers Holdings, Inc.	5.600%	8/21/2009	24,450	24,120
4 Lehman Brothers Holdings, Inc.	5.630%	11/16/2009	38,620	38,112
4 Lehman Brothers Holdings, Inc.	5.645%	5/25/2010	19,555	19,064
Lehman Brothers Holdings, Inc.	5.750%	7/18/2011	69,400	70,004
4 Lehman Brothers Holdings, Inc.	6.290%	8/19/2065	9,410	8,878
4 Merrill Lynch & Co., Inc.	5.580%	2/5/2010	56,575	56,321
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	33,300	32,593
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	35,465	34,947
4 Merrill Lynch & Co., Inc.	5.899%	6/5/2012	25,000	24,138
Merrill Lynch & Co., Inc.	6.050%	8/15/2012	18,975	19,205
4 Morgan Stanley Dean Witter	5.523%	1/15/2010	100,900	100,188
Morgan Stanley Dean Witter	6.750%	4/15/2011	17,500	18,281
Morgan Stanley Dean Witter	5.250%	11/2/2012	19,610	19,567
Finance Companies (5.0%)
4 American Express Centurion Bank	5.220%	11/16/2009	9,500	9,475
American Express Credit Corp.	3.000%	5/16/2008	11,450	11,349
4 American Express Credit Corp.	5.081%	5/19/2009	23,750	23,668
4 American Express Credit Corp.	5.276%	10/4/2010	19,600	19,338
3 American Express Travel	5.250%	11/21/2011	18,800	18,933
4 American General Finance Corp.	5.329%	1/18/2008	24,200	24,211
American General Finance Corp.	2.750%	6/15/2008	5,850	5,771
American General Finance Corp.	4.625%	5/15/2009	23,935	23,856
American General Finance Corp.	5.375%	9/1/2009	14,065	14,157
American General Finance Corp.	3.875%	10/1/2009	39,000	38,092
American General Finance Corp.	4.875%	5/15/2010	5,200	5,191
American General Finance Corp.	5.200%	12/15/2011	12,700	12,531
American General Finance Corp.	4.875%	7/15/2012	16,678	16,107
Capital One Bank	5.000%	6/15/2009	19,650	19,594
Capital One Bank	6.500%	6/13/2013	4,875	5,033
4 Capital One Bank FSB	5.803%	3/13/2009	48,900	49,012
Capital One Financial	5.700%	9/15/2011	14,700	14,667
Capital One Financial	4.800%	2/21/2012	4,380	4,205
Capital One Financial	6.250%	11/15/2013	1,990	1,972
CIT Group, Inc.	5.600%	4/27/2011	52,775	51,294
CIT Group, Inc.	5.800%	7/28/2011	24,450	24,035
Countrywide Home Loan	3.250%	5/21/2008	3,400	3,234
4 General Electric Capital Corp.	5.661%	3/4/2008	22,500	22,504
2,4 General Electric Capital Corp.	5.111%	7/28/2008	39,150	39,157
General Electric Capital Corp.	4.125%	9/1/2009	50,000	49,689
4 General Electric Capital Corp.	5.440%	5/10/2010	41,400	41,227
General Electric Capital Corp.	4.250%	9/13/2010	55,250	54,394
General Electric Capital Corp.	5.000%	12/1/2010	34,200	34,425
General Electric Capital Corp.	5.500%	4/28/2011	20,700	21,070
General Electric Capital Corp.	5.875%	2/15/2012	4,800	4,951
General Electric Capital Corp.	4.375%	3/3/2012	18,600	18,156
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	5,000	4,793
HSBC Finance Corp.	4.125%	11/16/2009	17,500	17,194
HSBC Finance Corp.	4.625%	9/15/2010	46,650	45,973
HSBC Finance Corp.	5.250%	1/14/2011	34,825	34,736
International Lease Finance Corp.	3.500%	4/1/2009	9,410	9,212
International Lease Finance Corp.	4.750%	7/1/2009	6,965	6,924
International Lease Finance Corp.	5.450%	3/24/2011	39,190	39,482
International Lease Finance Corp.	5.750%	6/15/2011	23,425	23,770
International Lease Finance Corp.	5.300%	5/1/2012	13,100	12,990
iStar Financial Inc.	7.000%	3/15/2008	2,320	2,331
iStar Financial Inc.	4.875%	1/15/2009	34,560	33,797
4 SLM Corp.	5.224%	7/27/2009	36,000	34,643
SLM Corp.	4.500%	7/26/2010	28,445	26,648
Insurance (5.3%)
4 Berkshire Hathaway Finance Corp.	5.299%	1/11/2008	19,000	19,014
Berkshire Hathaway Finance Corp.	3.375%	10/15/2008	22,600	22,311
Chubb Corp.	5.472%	8/16/2008	97,900	98,369
2 Chubb Corp.	6.375%	3/29/2037	3,760	3,727
Coventry Health Care Inc.	5.875%	1/15/2012	2,375	2,393
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	5,850	5,508
Genworth Financial, Inc.	5.231%	5/16/2009	25,300	25,358
Hartford Financial Services Group, Inc.	5.550%	8/16/2008	29,400	29,507
2 ING Capital Funding Trust III	5.775%	12/8/2049	11,170	10,519
3 ING Security Life Institutional Funding	4.250%	1/15/2010	29,500	29,040
3 Jackson National Life Insurance Co.	3.500%	1/22/2009	14,620	14,369
3 John Hancock Global Funding II	6.500%	3/1/2011	8,000	8,374
2,3 Liberty Mutual Insurance Co.	7.000%	3/15/2037	7,600	7,097
2 Lincoln National Corp.	6.050%	4/20/2067	8,340	7,999
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	4,100	3,989
3,4 MassMutual Global Funding II	5.245%	4/21/2011	117,100	116,947
3,4 MassMutual Global Funding II	5.858%	12/6/2013	14,950	14,960
3,4 Merna Reinsurance Ltd.	6.981%	7/7/2010	18,330	18,304
3,4 MetLife Global Funding I	5.670%	5/18/2010	48,900	48,922
3 Monumental Global Funding II	3.450%	11/30/2007	8,200	8,192
3,4 Monumental Global Funding II	5.303%	1/9/2009	46,875	46,924
3 Monumental Global Funding II	4.375%	7/30/2009	14,310	14,169
3 Monumental Global Funding II	4.625%	3/15/2010	15,385	15,255
3,5 New York Life Global Funding	3.875%	1/15/2009	23,700	23,509
3 New York Life Global Funding	5.250%	10/16/2012	9,340	9,374
2,3 Oil Insurance Ltd.	7.558%	6/30/2049	13,225	13,667
3,4 Premium Asset Trust	5.393%	7/15/2008	22,800	22,805
3 PRICOA Global Funding I	3.900%	12/15/2008	42,325	41,884
3 PRICOA Global Funding I	4.200%	1/15/2010	18,291	18,037
3 PRICOA Global Funding I	4.625%	6/25/2012	5,000	4,860
3 Principal Life Global	3.625%	4/30/2008	14,550	14,464
3 Principal Life Global	4.400%	10/1/2010	9,800	9,654
Principal Life Income Funding	5.125%	3/1/2011	29,400	29,371
2 Progressive Corp.	6.700%	6/15/2037	7,320	7,183
Safeco Corp.	4.200%	2/1/2008	43,799	43,659
Safeco Corp.	4.875%	2/1/2010	9,380	9,334
3 TIAA Global Markets	4.125%	11/15/2007	15,000	14,997
2 Travelers Cos. Inc.	6.250%	3/15/2037	16,175	15,598
Travelers Property Casualty Corp.	3.750%	3/15/2008	34,420	34,209
UnitedHealth Group, Inc.	3.300%	1/30/2008	23,875	23,771
4 UnitedHealth Group, Inc.	5.660%	3/2/2009	19,575	19,542
UnumProvident Corp.	5.859%	5/15/2009	24,230	24,330
WellPoint Inc.	3.750%	12/14/2007	36,117	36,061
WellPoint Inc.	4.250%	12/15/2009	16,300	16,034
Willis North America Inc.	5.125%	7/15/2010	8,040	7,974
3 Xlliac Global Funding	4.800%	8/10/2010	15,700	15,557
2,3 ZFS Finance USA Trust I	5.875%	5/9/2032	14,625	14,017
Real Estate Investment Trusts (1.3%)
Archstone-Smith Operating Trust	5.250%	12/1/2010	13,150	13,522
Arden Realty LP	5.200%	9/1/2011	7,700	7,709
AvalonBay Communities, Inc.	8.250%	7/15/2008	9,885	10,085
Brandywine Operating Partnership	5.750%	4/1/2012	17,190	17,081
Developers Diversified Realty Corp.	5.250%	4/15/2011	7,330	7,301
Developers Diversified Realty Corp.	5.375%	10/15/2012	14,100	13,902
Health Care Property Investors, Inc.	4.875%	9/15/2010	24,350	23,947
Health Care REIT, Inc.	8.000%	9/12/2012	9,750	10,553
HRPT Properties Trust	6.950%	4/1/2012	10,000	10,337
Liberty Property LP	6.375%	8/15/2012	9,400	9,608
ProLogis	5.250%	11/15/2010	21,800	21,761
ProLogis	5.500%	4/1/2012	18,820	18,736
Regency Centers LP	7.950%	1/15/2011	4,700	5,032
Simon Property Group Inc.	6.375%	11/15/2007	15,190	15,194
Simon Property Group Inc.	4.875%	3/18/2010	27,900	27,726
Simon Property Group Inc.	4.875%	8/15/2010	17,950	17,797
United Dominion Realty Trust	6.500%	6/15/2009	6,350	6,485
3 Westfield Capital Corp.	4.375%	11/15/2010	18,930	18,536

				6,773,374

Industrial (22.9%)
Basic Industry (0.4%)
International Steel Group, Inc.	6.500%	4/15/2014	8,800	8,855
Lubrizol Corp.	5.875%	12/1/2008	10,920	10,980
Lubrizol Corp.	4.625%	10/1/2009	28,128	27,854
Rohm & Haas Co.	5.600%	3/15/2013	11,250	11,350
Weyerhaeuser Co.	6.750%	3/15/2012	9,790	10,187
3,4 Xstrata Finance Dubai Ltd.	5.850%	11/13/2009	14,750	14,723
Capital Goods (2.8%)
Allied Waste North America Inc.	6.875%	6/1/2017	9,125	8,988
3 BAE Systems Holdings Inc.	4.750%	8/15/2010	33,386	33,080
Boeing Capital Corp.	6.100%	3/1/2011	21,075	21,863
2,3 C8 Capital SPV Ltd.	6.640%	12/15/2049	5,600	5,496
Caterpillar Financial Services Corp.	2.700%	7/15/2008	7,660	7,552
Caterpillar Financial Services Corp.	3.700%	8/15/2008	6,910	6,854
Caterpillar Financial Services Corp.	4.500%	9/1/2008	13,700	13,689
4 Caterpillar Financial Services Corp.	5.794%	3/10/2009	38,200	38,139
4 Caterpillar Financial Services Corp.	5.550%	8/11/2009	74,100	73,581
Caterpillar Financial Services Corp.	4.300%	6/1/2010	1,000	987
Harsco Corp.	5.125%	9/15/2013	8,000	7,912
4 Honeywell International, Inc.	5.763%	3/13/2009	24,500	24,478
4 Honeywell International, Inc.	5.061%	7/27/2009	9,800	9,771
Honeywell International, Inc.	6.125%	11/1/2011	8,238	8,571
John Deere Capital Corp.	3.900%	1/15/2008	42,675	42,587
John Deere Capital Corp.	4.875%	3/16/2009	13,815	13,824
John Deere Capital Corp.	4.625%	4/15/2009	32,900	32,806
4 John Deere Capital Corp.	5.514%	10/16/2009	35,000	35,009
John Deere Capital Corp.	5.400%	4/7/2010	3,300	3,349
L-3 Communications Corp.	7.625%	6/15/2012	2,325	2,392
L-3 Communications Corp.	6.125%	7/15/2013	1,550	1,527
L-3 Communications Corp.	5.875%	1/15/2015	5,600	5,488
Lafarge SA	6.150%	7/15/2011	1,875	1,924
2,3 Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/2009	13,043	13,096
Northrop Grumman Corp.	8.000%	10/15/2009	5,400	5,694
Northrop Grumman Corp.	7.125%	2/15/2011	9,375	9,960
3 Oakmont Asset Trust	4.514%	12/22/2008	16,110	15,960
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	6,812	6,872
Raytheon Co.	4.850%	1/15/2011	24,105	23,987
Textron Financial Corp.	4.125%	3/3/2008	13,200	13,165
4 Textron Financial Corp.	5.348%	1/12/2009	39,170	39,159
Textron Financial Corp.	4.600%	5/3/2010	11,750	11,640
Tyco International Group SA	6.375%	10/15/2011	9,765	10,001
Communication (4.4%)
3,4 America Movil SA de C.V.	5.300%	6/27/2008	18,700	18,688
America Movil SA de C.V.	4.125%	3/1/2009	15,625	15,469
AT&T Inc.	4.125%	9/15/2009	42,950	42,396
4 AT&T Inc.	5.460%	2/5/2010	35,200	34,974
British Sky Broadcasting Corp.	6.875%	2/23/2009	4,750	4,863
British Sky Broadcasting Corp.	8.200%	7/15/2009	47,967	50,297
British Telecommunications PLC	8.625%	12/15/2010	42,340	46,611
Clear Channel Communications, Inc.	4.625%	1/15/2008	26,155	25,959
Comcast Cable Communications, Inc.	6.750%	1/30/2011	22,885	23,978
Comcast Corp.	5.850%	1/15/2010	33,312	33,852
Comcast Corp.	5.500%	3/15/2011	29,190	29,405
4 Cox Communications, Inc.	6.253%	12/14/2007	8,960	8,970
Cox Communications, Inc.	3.875%	10/1/2008	4,725	4,663
Cox Communications, Inc.	7.875%	8/15/2009	21,348	22,332
Cox Communications, Inc.	4.625%	1/15/2010	13,400	13,281
3 Cox Enterprises, Inc.	7.875%	9/15/2010	12,000	12,824
Deutsche Telekom International Finance	3.875%	7/22/2008	22,141	21,933
Deutsche Telekom International Finance	8.000%	6/15/2010	10,605	11,372
France Telecom	7.750%	3/1/2011	14,670	15,836
Gannett Co., Inc.	4.125%	6/15/2008	32,845	32,694
4 Gannett Co., Inc.	5.705%	5/26/2009	24,500	24,379
News America Inc.	6.625%	1/9/2008	14,620	14,653
Nextel Communications	5.950%	3/15/2014	10,000	9,572
2 NYNEX Corp.	9.550%	5/1/2010	6,163	6,465
Sprint Capital Corp.	6.125%	11/15/2008	22,180	22,275
Sprint Capital Corp.	7.625%	1/30/2011	17,860	18,902
Telecom Italia Capital	4.000%	1/15/2010	35,850	35,028
Telecom Italia Capital	4.875%	10/1/2010	19,700	19,578
Telefonica Emisiones SAU	5.984%	6/20/2011	60,400	61,931
Telefonos de Mexico SA	4.500%	11/19/2008	58,830	58,462
Telefonos de Mexico SA	4.750%	1/27/2010	4,670	4,635
Time Warner, Inc.	5.400%	7/2/2012	23,500	23,389
Univision Communications, Inc.	3.875%	10/15/2008	9,230	9,022
Verizon Global Funding Corp.	7.250%	12/1/2010	39,430	42,035
Verizon Global Funding Corp.	6.875%	6/15/2012	18,725	20,055
4 Vodafone Group PLC	5.288%	12/28/2007	14,700	14,703
Consumer Cyclical (4.8%)
3,4 American Honda Finance	5.784%	3/9/2009	53,870	53,798
3,4 American Honda Finance	5.560%	5/12/2009	29,400	29,323
3 American Honda Finance	5.125%	12/15/2010	24,390	24,647
Carnival Corp.	3.750%	11/15/2007	15,110	15,104
Centex Corp.	4.875%	8/15/2008	7,490	7,278
Centex Corp.	5.800%	9/15/2009	9,380	8,963
Centex Corp.	7.875%	2/1/2011	5,040	4,930
CVS Caremark Corp.	4.000%	9/15/2009	9,500	9,347
CVS Caremark Corp.	5.750%	8/15/2011	10,000	10,157
2 CVS Caremark Corp.	6.302%	6/1/2037	16,400	15,918
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	35,400	35,166
4 DaimlerChrysler North America Holding Corp.	5.886%	10/31/2008	36,439	36,476
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	9,150	9,484
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	11,000	10,938
Darden Restaurants Inc.	5.625%	10/15/2012	6,540	6,590
Federated Department Stores, Inc.	6.300%	4/1/2009	16,875	17,096
Federated Department Stores, Inc.	6.625%	4/1/2011	17,146	17,412
Gamestop Corp.	8.000%	10/1/2012	8,750	9,133
3 Harley-Davidson Inc.	5.000%	12/15/2010	9,300	9,341
Harrah's Entertainment Inc.	7.875%	3/15/2010	5,425	5,615
International Speedway Corp.	4.200%	4/15/2009	25,770	25,425
J.C. Penney Co., Inc.	8.000%	3/1/2010	2,400	2,558
J.C. Penney Co., Inc.	9.000%	8/1/2012	25,811	29,228
4 Johnson Controls, Inc.	5.444%	1/17/2008	24,475	24,487
K. Hovnanian Enterprises	6.250%	1/15/2016	7,710	6,014
KB Home	6.375%	8/15/2011	8,750	8,181
KB Home	7.250%	6/15/2018	2,200	2,035
Lennar Corp.	5.125%	10/1/2010	5,300	4,796
Lennar Corp.	5.950%	10/17/2011	6,550	5,897
Lowe's Cos., Inc.	8.250%	6/1/2010	8,600	9,263
Lowe's Cos., Inc.	5.600%	9/15/2012	18,275	18,526
May Department Stores Co.	5.950%	11/1/2008	17,020	17,093
May Department Stores Co.	4.800%	7/15/2009	22,297	22,094
MDC Holdings Inc.	7.000%	12/1/2012	5,385	5,508
MGM Mirage, Inc.	8.500%	9/15/2010	5,600	5,866
MGM Mirage, Inc.	6.750%	4/1/2013	3,825	3,729
MGM Mirage, Inc.	5.875%	2/27/2014	4,000	3,720
3 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	28,250	28,131
3 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	39,200	39,699
4 Paccar Financial Corp.	5.570%	5/17/2010	70,325	70,290
Royal Caribbean Cruises	6.750%	3/15/2008	6,470	6,438
Royal Caribbean Cruises	7.000%	6/15/2013	11,500	11,486
Royal Caribbean Cruises	6.875%	12/1/2013	2,320	2,326
Target Corp.	3.375%	3/1/2008	7,900	7,861
Target Corp.	5.400%	10/1/2008	27,295	27,434
Target Corp.	5.375%	6/15/2009	14,930	15,069
Tenneco Automotive Inc.	8.625%	11/15/2014	4,400	4,488
4 The Walt Disney Co.	5.294%	7/16/2010	19,550	19,448
The Walt Disney Co.	5.700%	7/15/2011	7,500	7,686
4 Time Warner, Inc.	5.730%	11/13/2009	29,500	29,350
Toll Corp.	8.250%	2/1/2011	2,305	2,247
2 Toyota Motor Credit Corp.	2.750%	8/6/2009	4,582	4,498
4 Viacom Inc.	6.044%	6/16/2009	34,200	34,230
Wal-Mart Stores, Inc.	4.000%	1/15/2010	20,000	19,696
Wal-Mart Stores, Inc.	4.125%	7/1/2010	19,000	18,717
Wal-Mart Stores, Inc.	4.125%	2/15/2011	25,000	24,355
Western Union Co.	5.400%	11/17/2011	19,500	19,497
Yum! Brands, Inc.	7.650%	5/15/2008	15,944	16,145
Yum! Brands, Inc.	8.875%	4/15/2011	6,800	7,512
Consumer Noncyclical (4.5%)
Abbott Laboratories	3.750%	3/15/2011	6,550	6,335
Abbott Laboratories	5.600%	5/15/2011	16,845	17,258
Altria Group, Inc.	5.625%	11/4/2008	9,475	9,512
Altria Group, Inc.	7.000%	11/4/2013	3,000	3,278
AmerisourceBergen Corp.	5.625%	9/15/2012	10,000	10,033
3,4 Amgen Inc.	5.585%	11/28/2008	32,800	32,787
Amgen Inc.	4.000%	11/18/2009	41,950	41,328
4 AstraZeneca PLC	6.004%	9/11/2009	37,400	37,462
Baxter Finco, BV	4.750%	10/15/2010	21,300	21,273
Becton, Dickinson & Co.	7.150%	10/1/2009	4,900	5,108
Bristol-Myers Squibb Co.	5.250%	8/15/2013	5,875	5,870
Brown-Forman Corp.	3.000%	3/15/2008	14,700	14,600
3 Cadbury Schweppes US Finance	3.875%	10/1/2008	44,815	44,356
Campbell Soup Co.	5.875%	10/1/2008	20,300	20,504
3,4 Cardinal Health, Inc.	5.499%	10/2/2009	18,725	18,724
3 Cargill Inc.	3.625%	3/4/2009	25,180	24,716
4 Clorox Co.	5.828%	12/14/2007	39,000	39,029
3 Cosan Finance Ltd.	7.000%	2/1/2017	4,560	4,400
3 Covidien International	5.150%	10/15/2010	18,680	18,702
Diageo Capital PLC	3.375%	3/20/2008	16,435	16,339
Diageo Capital PLC	5.200%	1/30/2013	6,540	6,516
4 General Mills, Inc.	5.310%	1/22/2010	28,100	27,810
General Mills, Inc.	5.650%	9/10/2012	14,030	14,228
H.J. Heinz Co.	6.000%	3/15/2008	9,525	9,554
Hershey Foods Corp.	5.300%	9/1/2011	5,625	5,690
Hormel Foods Corp.	6.625%	6/1/2011	8,900	9,313
Hospira, Inc.	4.950%	6/15/2009	19,000	18,920
4 Hospira, Inc.	5.678%	3/30/2010	12,594	12,505
Kellogg Co.	6.600%	4/1/2011	50,120	52,593
Kraft Foods, Inc.	4.125%	11/12/2009	55,550	54,730
Kraft Foods, Inc.	5.625%	8/11/2010	14,050	14,289
Kroger Co.	6.375%	3/1/2008	9,170	9,215
Kroger Co.	7.450%	3/1/2008	10,880	10,932
Kroger Co.	7.250%	6/1/2009	13,131	13,567
Land O'Lakes Inc.	9.000%	12/15/2010	1,590	1,658
4 Martin Marietta	5.134%	4/30/2010	18,750	18,662
Medtronic Inc.	4.375%	9/15/2010	18,800	18,605
Molson Coors Capital Finance	4.850%	9/22/2010	6,575	6,556
3 Pepsi Bottling Holdings Inc.	5.625%	2/17/2009	26,200	26,467
PepsiAmericas Inc.	6.375%	5/1/2009	10,170	10,356
PepsiAmericas Inc.	5.625%	5/31/2011	4,890	4,972
Quest Diagnostic, Inc.	5.125%	11/1/2010	9,400	9,400
Reynolds American Inc.	7.625%	6/1/2016	3,050	3,313
3,4 SABMiller PLC	5.531%	7/1/2009	14,675	14,635
3 SABMiller PLC	6.200%	7/1/2011	27,465	28,492
4 Safeway, Inc.	5.550%	3/27/2009	19,600	19,584
Safeway, Inc.	7.500%	9/15/2009	31,300	32,612
Smithfield Foods, Inc.	7.750%	7/1/2017	6,050	6,247
Wyeth	6.950%	3/15/2011	20,680	21,903
Energy (2.1%)
Anadarko Finance Co.	6.750%	5/1/2011	15,531	16,308
4 Anadarko Petroleum Corp.	6.094%	9/15/2009	84,670	84,336
Chesapeake Energy Corp.	7.625%	7/15/2013	3,850	4,009
Conoco Funding Co.	6.350%	10/15/2011	30,020	31,471
Devon Financing Corp.	6.875%	9/30/2011	40,580	43,033
3 GS-Caltex Oil Corp.	5.500%	10/15/2015	8,300	8,056
Kerr McGee Corp.	6.875%	9/15/2011	40,130	42,145
2,3,6 Oil Enterprises Ltd.	6.239%	6/30/2008	3,684	3,693
2,3 Petroleum Co. of Trinidad & Tobago	6.000%	5/8/2022	5,800	5,951
2,3 PF Export Receivables Master Trust	3.748%	6/1/2013	7,591	7,186
2,3 PF Export Receivables Master Trust	6.436%	6/1/2015	13,858	13,839
Phillips Petroleum Co.	8.750%	5/25/2010	24,495	26,785
Phillips Petroleum Co.	9.375%	2/15/2011	15,375	17,381
Shell International Finance	5.625%	6/27/2011	50,251	51,745
3 Trans Capital Investment	5.670%	3/5/2014	25,475	24,600
Valero Energy Corp.	3.500%	4/1/2009	11,600	11,300
XTO Energy, Inc.	5.900%	8/1/2012	11,250	11,545
Technology (1.5%)
Agilent Technologies Inc.	6.500%	11/1/2017	8,325	8,212
4 Cisco Systems Inc.	5.575%	2/20/2009	14,700	14,695
Hewlett-Packard Co.	3.625%	3/15/2008	9,437	9,395
4 Hewlett-Packard Co.	5.754%	6/15/2010	23,450	23,344
International Business Machines Corp.	3.800%	2/1/2008	29,800	29,720
International Business Machines Corp.	4.250%	9/15/2009	13,825	13,702
International Business Machines Corp.	4.950%	3/22/2011	73,300	73,397
Intuit Inc.	5.400%	3/15/2012	9,375	9,344
4 Oracle Corp.	5.635%	5/14/2010	93,775	93,432
Pitney Bowes Credit Corp.	5.750%	8/15/2008	12,560	12,656
Pitney Bowes, Inc.	5.000%	3/15/2015	14,170	13,846
Transportation (2.2%)
2 American Airlines, Inc.	3.857%	7/9/2010	7,546	7,263
American Airlines, Inc.	7.858%	10/1/2011	15,885	16,759
Burlington Northern Santa Fe Corp.	5.900%	7/1/2012	14,700	15,062
Canadian National Railway Co.	4.250%	8/1/2009	3,000	2,970
Canadian National Railway Co.	6.375%	10/15/2011	4,500	4,700
Continental Airlines, Inc.	7.056%	9/15/2009	4,173	4,246
2 Continental Airlines, Inc.	6.648%	9/15/2017	3,666	3,684
2 Continental Airlines, Inc.	9.798%	4/1/2021	8,354	8,876
CSX Corp.	4.875%	11/1/2009	5,740	5,714
CSX Corp.	6.750%	3/15/2011	16,800	17,505
Delta Air Lines, Inc.	7.570%	11/18/2010	45,690	47,061
3 Delta Air Lines, Inc.	6.821%	8/10/2022	10,940	10,967
Delta Air Lines, Inc.	8.021%	8/10/2022	5,290	5,307
3 ERAC USA Finance Co.	7.350%	6/15/2008	9,610	9,731
3,4 ERAC USA Finance Co.	5.234%	4/30/2009	9,400	9,382
3,4 ERAC USA Finance Co.	5.755%	8/28/2009	19,500	19,473
3 ERAC USA Finance Co.	7.950%	12/15/2009	12,270	12,930
3 ERAC USA Finance Co.	8.000%	1/15/2011	8,400	9,056
FedEx Corp.	3.500%	4/1/2009	39,720	38,882
FedEx Corp.	5.500%	8/15/2009	21,600	21,768
Greenbrier Co. Inc.	8.375%	5/15/2015	9,113	9,022
2,4 JetBlue Airways Corp.	9.944%	3/15/2008	2,486	2,488
2,4 JetBlue Airways Corp.	8.657%	11/15/2008	2,621	2,592
2,4 JetBlue Airways Corp.	6.069%	12/15/2013	18,392	18,244
4 JetBlue Airways Corp.	6.114%	3/15/2014	25,765	25,245
4 JetBlue Airways Corp.	6.008%	11/15/2016	19,135	18,865
Norfolk Southern Corp.	8.625%	5/15/2010	10,290	11,141
Norfolk Southern Corp.	6.750%	2/15/2011	16,300	17,073
Norfolk Southern Corp.	5.257%	9/17/2014	10,806	10,525
TFM SA de CV	9.375%	5/1/2012	2,000	2,118
Union Pacific Corp.	7.250%	11/1/2008	11,600	11,880
Union Pacific Corp.	3.875%	2/15/2009	9,500	9,361
Union Pacific Corp.	3.625%	6/1/2010	16,500	15,922
Union Pacific Corp.	5.450%	1/31/2013	4,680	4,681
Other (0.2%)
Briggs & Stratton Corp.	8.875%	3/15/2011	17,470	18,606
2,3 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	2,769	2,783
Stanley Works	3.500%	11/1/2007	6,880	6,879
Thermo Electron Corp.	5.000%	6/1/2015	6,730	6,183

				4,481,578

Utilities (4.9%)
Electric (3.8%)
3 AES Panama SA	6.350%	12/21/2016	8,500	8,380
4 Alabama Power Co.	5.695%	8/25/2009	27,490	27,499
3 American Water Capital Corp.	6.085%	10/15/2017	29,200	29,495
Appalachian Power Co.	5.650%	8/15/2012	16,870	17,034
Avista Corp.	9.750%	6/1/2008	20,100	20,541
Carolina Power & Light Co.	6.650%	4/1/2008	25,900	26,047
Consolidated Edison Co. of New York	8.125%	5/1/2010	6,010	6,444
Consumers Energy Co.	4.800%	2/17/2009	10,783	10,766
Consumers Energy Co.	4.000%	5/15/2010	22,567	22,060
2 Dominion Resources, Inc.	6.300%	9/30/2066	37,740	37,329
3 EDP Finance BV	5.375%	11/2/2012	14,750	14,630
Entergy Gulf States, Inc.	3.600%	6/1/2008	47,530	46,980
FirstEnergy Corp.	6.450%	11/15/2011	7,750	7,995
Florida Power Corp.	4.500%	6/1/2010	14,775	14,677
FPL Group Capital, Inc.	5.625%	9/1/2011	35,570	36,191
2 FPL Group Capital, Inc.	6.350%	10/1/2066	8,820	8,578
2 Georgia Power Capital Trust	4.875%	11/1/2042	55,000	54,992
4 Georgia Power Co.	5.700%	2/17/2009	925	925
2,3 GWF Energy LLC	6.131%	12/30/2011	7,941	8,090
MidAmerican Energy Co.	5.650%	7/15/2012	32,800	33,453
Northeast Utilities	3.300%	6/1/2008	6,025	5,959
Northeast Utilities	7.250%	4/1/2012	16,385	17,516
Northern States Power Co.	4.750%	8/1/2010	11,100	11,098
Nstar	8.000%	2/15/2010	8,502	9,071
Ohio Edison	4.000%	5/1/2008	8,000	7,942
Ohio Power Co.	5.300%	11/1/2010	10,030	10,056
Pacific Gas & Electric Co.	3.600%	3/1/2009	12,320	12,116
Pacific Gas & Electric Co.	4.200%	3/1/2011	5,000	4,868
4 Pepco Holdings, Inc.	6.246%	6/1/2010	11,510	11,459
PPL Capital Funding, Inc.	4.330%	3/1/2009	34,242	33,769
2 PPL Capital Funding, Inc.	6.700%	3/30/2067	20,650	20,200
PPL Electric Utilities Corp.	6.250%	8/15/2009	19,070	19,462
Public Service Co. of Colorado	4.375%	10/1/2008	12,260	12,197
Public Service Co. of Colorado	6.875%	7/15/2009	22,758	23,545
Public Service Co. of New Mexico	4.400%	9/15/2008	6,050	6,011
Public Service Electric & Gas	4.000%	11/1/2008	40,378	40,016
Puget Sound Energy Inc.	3.363%	6/1/2008	16,610	16,384
4 Southern California Edison Co.	5.459%	2/2/2009	7,500	7,490
Southern California Edison Co.	7.625%	1/15/2010	7,150	7,519
3 SP PowerAssets Ltd.	3.800%	10/22/2008	18,875	18,634
Tampa Electric Co.	6.875%	6/15/2012	4,700	4,986
Tampa Electric Co.	6.375%	8/15/2012	7,459	7,772
Texas - New Mexico Power Co.	6.125%	6/1/2008	7,575	7,611
Natural Gas (1.1%)
AGL Capital Corp.	7.125%	1/14/2011	9,900	10,424
CenterPoint Energy	6.500%	2/1/2008	18,360	18,405
2 Enbridge Energy Partners	8.050%	10/1/2037	4,615	4,703
2 Enterprise Products Operating LP	8.375%	8/1/2066	20,700	21,548
3 Gaz Capital SA	6.212%	11/22/2016	14,100	13,931
3 Gulf South Pipeline Co.	5.750%	8/15/2012	23,400	23,755
ONEOK Partners, LP	5.900%	4/1/2012	9,370	9,546
Plains All American Pipeline LP	4.750%	8/15/2009	26,800	26,602
3,4 Rockies Express Pipeline LLC	6.437%	8/20/2009	61,500	61,549
2 Southern Union Co.	7.200%	11/1/2066	17,625	17,652
2 Trans-Canada Pipelines	6.350%	5/15/2067	7,500	7,359

				963,261

Total Corporate Bonds
(Cost $16,641,353)				16,608,634

Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)

China Development Bank	8.250%	5/15/2009	18,790	19,838
3 Export-Import Bank of Korea	4.125%	2/10/2009	19,200	19,133
Export-Import Bank of Korea	5.500%	10/17/2012	17,800	17,934
Korea Development Bank	4.750%	7/20/2009	56,500	56,339
2 Pemex Finance Ltd.	9.690%	8/15/2009	16,400	17,082
Petrobras International Finance	9.125%	7/2/2013	5,587	6,495
Petrobras International Finance	7.750%	9/15/2014	1,600	1,766
2,3 Petroleum Export/Cayman	4.623%	6/15/2010	18,028	17,999
2,3 Petroleum Export/Cayman	5.265%	6/15/2011	18,240	18,313
3 Petronas Capital Ltd.	7.000%	5/22/2012	20,700	22,337
2,3 Qatar Petroleum	5.579%	5/30/2011	20,889	21,066
2,3 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	14,690	14,446
2,3 Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/2020	14,590	13,917
3 Republic of Trinidad & Tobago	9.875%	10/1/2009	18,760	20,528
3 Taqa Abu Dhabi National Energy Co.	5.620%	10/25/2012	9,400	9,370
3 Taqa Abu Dhabi National Energy Co.	5.875%	10/27/2016	15,000	14,749

Total Sovereign Bonds
(Cost $290,317)				291,312

Taxable Municipal Bond (0.3%)

4 Florida Hurricane Catastrophe Fund Finance Corp. Rev.
(Cost $47,450)	5.910%	10/15/2012	47,450	47,450

Tax-Exempt Municipal Bonds (0.3%)

Minnesota GO	5.000%	8/1/2011	27,635	29,108
Minnesota GO	5.000%	8/1/2012	29,040	30,877

Total Tax-Exempt Municipal Bonds
(Cost $59,431)				59,985

Preferred Stocks (0.7%)			Shares

Aspen Insurance Holdings	7.401%		262,600	6,263
4 Bank of America Corp.	5.908%		736,360	16,863
4 Fannie Mae	5.948%		934,000	23,218
General Electric Capital Corp.	6.450%		300,000	7,662
4 Goldman Sachs Group, Inc.	6.050%		2,080,000	49,379
4 Merrill Lynch & Co., Inc.	6.000%		152,000	3,329
Santander Financial	6.800%		404,900	9,679
SunTrust Banks, Inc.	6.224%		369,500	8,927
Zions Bancorp.	6.214%		293,775	6,913

Total Preferred Stocks
(Cost $139,704)				132,233

Temporary Cash Investment (1.4%)

7 Vanguard Market Liquidity Fund
(Cost $274,477)	4.955%		274,476,991	274,477

Total Investments (99.5%)
(Cost $19,482,694)				19,460,010

Other Assets and Liabilities-Net (0.5%)				101,226

Net Assets (100%)				19,561,236

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of these securities was $3,045,178,000, representing 15.6% of net assets.
4	Adjustable-rate note.
5	Securities with a value of $17,359,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2007, the cost of investment securities for tax purposes was $19,482,694,000. Net unrealized depreciation of investment securities for tax purposes was $22,684,000, consisting of unrealized gains of $80,227,000 on securities that had risen in value since their purchase and $102,911,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	11,184	2,316,311	12,775
5-Year U.S. Treasury Note	9,576	1,027,924	2,898
10-Year U.S. Treasury Note	(2,240)	246,435	(2,077)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At October 31, 2007, the fund had the following open swap contracts:

Credit Default Swaps

Reference Entity	Termination Date	Dealer (1)	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Burlington Northern Santa Fe Corp.	6/20/2012	DBS	18,400	0.400%	132
Goldman, Sachs & Co.	11/20/2007	DBS	59,750	0.060%	(11)
Johnson & Johnson	9/20/2012	UBS	7,340	0.080%	(3)
Johnson & Johnson	9/20/2012	GSI	18,345	0.070%	(16)
Lehman Brothers Inc.	6/20/2008	DBS	34,200	0.180%	(198)
Procter & Gamble Co.	9/20/2008	DBS	111,800	0.120%	16
United Parcel Service	3/20/2008	WB	94,670	0.070%	(11)

					(92)

Interest Rate Swaps
Termination Date	Dealer [1]	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

12/28/2007	LEH	14,700	4.897%	(5.198%)(2)	(8)
1/15/2008	LEH	61,900	3.345%	(5.243%)(2)	(249)
3/28/2008	LEH	94,000	4.758%	(4.819%)(3)	(60)
9/19/2008	LEH	119,400	4.743%	(5.598%)(2)	(82)
3/1/2009	WB	175,000	4.858%	(5.580%)(2)	384
4/17/2009	LEH	117,500	5.637%	(5.214%)(2)	1,617
5/18/2009	LEH	44,000	5.601%	(5.510%)(2)	639
6/2/2009	WB	56,470	5.629%	(5.621%)(2)	839
6/2/2009	DB	40,850	3.765%	(5.621%)(2)	(541)
6/9/2009	LEH	81,000	5.636%	(5.724%)(2)	1,210
6/18/2009	LEH	34,200	5.039%	(5.646%)(2)	202
7/27/2009	LEH	35,000	5.468%	(5.011%)(2)	505
8/8/2009	LEH	98,750	5.039%	(5.356%)(2)	724
8/11/2009	BS	74,100	5.062%	(5.500%)(2)	587
8/21/2009	LEH	43,450	5.274%	(5.500%)(2)	502
8/25/2009	LEH	16,160	5.628%	(5.505%)(2)	285
9/17/2009	BS	70,000	5.183%	(5.045%)(3)	747
10/2/2009	LEH	61,500	5.026%	(5.229%)(2)	480
10/13/2009	LEH	60,900	5.052%	(5.243%)(2)	511
10/26/2009	LEH	60,880	5.170%	(5.065%)(2)	676
11/16/2009	BS	9,500	5.413%	(5.060%)(3)	155
11/16/2009	LEH	38,620	4.641%	(5.733%)(2)	44
11/20/2009	LEH	119,400	4.979%	(5.510%)(2)	922
12/9/2009	LEH	18,900	5.414%	(5.724%)(2)	300
12/14/2009	LEH	38,500	5.414%	(5.703%)(2)	612
12/17/2009	LEH	23,500	5.413%	(5.694%)(2)	374
12/18/2009	LEH	61,800	4.973%	(5.646%)(2)	443
12/23/2009	LEH	49,750	5.045%	(5.210%)(2)	457
1/15/2010	WB	100,900	5.416%	(5.243%)(2)	1,691
2/15/2010	WB	75,000	5.468%	(5.091%)(3)	1,403
5/8/2010	BS	101,310	5.268%	(5.356%)(2)	1,596
5/10/2010	LEH	41,400	5.239%	(5.380%)(2)	632
5/15/2010	BS	59,350	5.248%	(5.091%)(3)	910
5/15/2010	LEH	183,000	4.828%	(5.602%)(2)	956
5/18/2010	BS	48,900	5.154%	(5.510%)(2)	645
5/21/2010	LEH	204,275	5.262%	(5.500%)(2)	3,212
6/15/2010	BS	25,000	4.983%	(5.011%)(2)	233
6/15/2010	LEH	51,600	4.982%	(5.224%)(2)	460
6/28/2010	LEH	15,700	5.413%	(5.198%)(2)	310
7/11/2010	BS	37,500	5.195%	(5.045%)(3)	549
8/2/2010	LEH	20,000	5.419%	(4.894%)(2)	416
8/15/2010	LEH	41,500	5.418%	(5.558%)(2)	855
10/16/2011	BS	24,450	5.030%	(5.224%)(2)	257

					26,398

Total Return Swaps
Reference Entity/Termination Date	Dealer [1]	Notional Amount ($000)	Floating Interest Rate Received (Paid)[3]	Unrealized Appreciation (Depreciation) ($000)

Mortgage-Backed Securities Index
12/31/2007	UBS	146,880	4.626%	3,658
2/29/2008	UBS	55,000	4.646%	758
2/29/2008	UBS	179,700	4.646%	2,291

				6,707

1	BA-Bank of America, N.A. BS-Bear Stearns Bank PLC DBS-Deutsche Bank AG GSI-Goldman Sachs International. LEH-Lehman Brothers Special Financing Inc. UBS-UBS AG WB-Wachovia Bank, N.A.
2	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Short-Term Federal Fund
Schedule of Investments
October 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (96.7%)

U.S. Government Securities (2.2%)
U.S. Treasury Note	3.875%	5/15/2009	15,000	14,979
1 U.S. Treasury Note	3.625%	7/15/2009	47,400	47,148

				62,127

Agency Bonds and Notes (78.9%)
2 Federal Home Loan Bank	3.375%	2/15/2008	50,000	49,823
2 Federal Home Loan Bank	4.875%	3/5/2008	100,000	100,096
2 Federal Home Loan Bank	3.875%	2/13/2009	20,000	19,867
2 Federal Home Loan Bank	4.250%	5/15/2009	19,640	19,596
2 Federal Home Loan Bank	5.000%	3/12/2010	50,000	50,618
2 Federal Home Loan Bank	5.250%	6/11/2010	25,000	25,489
2 Federal Home Loan Bank	5.125%	9/10/2010	75,000	76,350
2 Federal Home Loan Bank	4.625%	2/18/2011	50,000	50,224
2 Federal Home Loan Bank	4.625%	10/10/2012	100,000	99,429
2 Federal Home Loan Mortgage Corp.	4.625%	8/22/2008	75,000	75,126
2 Federal Home Loan Mortgage Corp.	4.875%	2/17/2009	100,000	100,634
2 Federal Home Loan Mortgage Corp.	5.750%	3/15/2009	21,500	21,893
2 Federal Home Loan Mortgage Corp.	5.000%	6/11/2009	25,000	25,249
2 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	50,000	52,929
2 Federal Home Loan Mortgage Corp.	4.750%	10/4/2010	25,000	25,172
2 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	100,000	102,444
2,3 Federal Home Loan Mortgage Corp.	5.250%	12/14/2011	50,000	50,032
2,3 Federal Home Loan Mortgage Corp.	5.450%	11/21/2013	50,000	50,161
2,3 Federal Home Loan Mortgage Corp.	5.375%	1/9/2014	50,000	50,164
2 Federal National Mortgage Assn.	3.800%	1/18/2008	100,000	99,817
2 Federal National Mortgage Assn.	4.750%	2/1/2008	59,920	59,936
2 Federal National Mortgage Assn.	5.750%	2/15/2008	96,000	96,303
2 Federal National Mortgage Assn.	6.000%	5/15/2008	37,000	37,293
2 Federal National Mortgage Assn.	5.250%	6/15/2008	100,000	100,474
2 Federal National Mortgage Assn.	3.250%	8/15/2008	50,000	49,555
2 Federal National Mortgage Assn.	4.000%	1/26/2009	50,000	49,765
2 Federal National Mortgage Assn.	4.875%	4/15/2009	50,000	50,365
2 Federal National Mortgage Assn.	5.125%	7/13/2009	75,000	75,888
2 Federal National Mortgage Assn.	7.250%	1/15/2010	100,000	105,983
2 Federal National Mortgage Assn.	4.625%	6/1/2010	100,000	100,430
2 Federal National Mortgage Assn.	7.125%	6/15/2010	157,975	168,494
2 Federal National Mortgage Assn.	5.125%	4/15/2011	50,000	50,996
2 Federal National Mortgage Assn.	4.750%	11/19/2012	75,000	75,151
Private Export Funding Corp.	6.670%	9/15/2009	17,000	17,665

				2,183,411

Mortgage-Backed Securities (15.6%)
Conventional Mortgage-Backed Securities (9.6%)
2,3 Federal Home Loan Mortgage Corp.	5.500%	2/1/2016-11/1/2017	31,396	31,565
2,3 Federal Home Loan Mortgage Corp.	6.500%	9/1/2011	924	932
2,3 Federal Home Loan Mortgage Corp.	7.500%	2/1/2008	36	36
2,3 Federal National Mortgage Assn.	5.000%	8/1/2020-7/1/2022	172,082	169,463
2,3 Federal National Mortgage Assn.	5.500%	11/1/2021-5/1/2022	34,419	34,480
2,3 Federal National Mortgage Assn.	6.000%	4/1/2017	9,277	9,431
2,3 Federal National Mortgage Assn.	6.500%	10/1/2010-9/1/2016	16,149	16,452
2,3 Federal National Mortgage Assn.	7.500%	3/1/2015-8/1/2015	790	811
2,3 Federal National Mortgage Assn.	8.000%	10/1/2014-9/1/2015	2,975	3,091
Nonconventional Mortgage-Backed Securities (6.0%)
2,3 Federal Home Loan Mortgage Corp.	3.721%	8/1/2033	5,125	5,103
2,3 Federal Home Loan Mortgage Corp.	5.978%	5/1/2036	10,430	10,589
2,3 Federal National Mortgage Assn.	3.494%	10/1/2033	8,895	8,856
2,3 Federal National Mortgage Assn.	3.583%	8/1/2033	6,468	6,458
2,3 Federal National Mortgage Assn.	3.696%	8/1/2033	2,552	2,553
2,3 Federal National Mortgage Assn.	3.701%	7/1/2033	4,376	4,361
2,3 Federal National Mortgage Assn.	3.720%	9/1/2033	20,385	20,355
2,3 Federal National Mortgage Assn.	3.727%	6/1/2033	8,302	8,286
2,3 Federal National Mortgage Assn.	3.785%	9/1/2033	9,594	9,589
2,3 Federal National Mortgage Assn.	3.804%	8/1/2033	9,279	9,283
2,3 Federal National Mortgage Assn.	3.815%	7/1/2033	10,300	10,361
2,3 Federal National Mortgage Assn.	4.301%	8/1/2034	6,343	6,303
2,3 Federal National Mortgage Assn.	4.317%	6/1/2034	26,347	26,239
2,3 Federal National Mortgage Assn.	6.298%	9/1/2036	19,547	20,107
2,3 Federal National Mortgage Assn.	6.421%	9/1/2036	16,339	16,833

				431,537

Total U.S. Government and Agency Obligations
(Cost $2,665,922)				2,677,075

Temporary Cash Investment (2.4%)

Repurchase Agreement
UBS Securities LLC
(Dated 10/31/2007, Repurchase Value $66,311,000
collateralized by Federal Home Loan Bank 3.000%
4/15/2009, and Federal National Mortgage Assn.
7.125%, 1/15/2030)
(Cost $66,302)	4.790%	11/1/2007	66,302	66,302

Total Investments (99.1%)
(Cost $2,732,224)				2,743,377

Other Assets and Liabilities - Net (0.9%)				25,110

Net Assets (100%)				2,768,487

1	Securities with a value of $1,790,000 have been segregated as initial margin for open futures contracts.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2007, the cost of investment securities for tax purposes was $2,732,224,000. Net unrealized appreciation of investment securities for tax purposes was $11,153,000, consisting of unrealized gains of $16,480,000 on securities that had risen in value since their purchase and $5,327,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note	1,160	240,247	382
5-Year U.S. Treasury Note	690	74,067	192

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Long-Term Treasury Fund
Schedule of Investments
October 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (98.6%)

U.S. Government Securities (96.0%)
U.S. Treasury Bond	9.000%	11/15/2018	37,500	51,639
U.S. Treasury Bond	8.500%	2/15/2020	17,000	23,014
U.S. Treasury Bond	8.750%	5/15/2020	40,360	55,785
U.S. Treasury Bond	8.750%	8/15/2020	102,000	141,350
U.S. Treasury Bond	7.875%	2/15/2021	196,581	257,122
U.S. Treasury Bond	8.125%	5/15/2021	92,875	124,104
U.S. Treasury Bond	8.125%	8/15/2021	32,000	42,860
U.S. Treasury Bond	8.000%	11/15/2021	23,000	30,597
U.S. Treasury Bond	7.125%	2/15/2023	83,000	103,997
U.S. Treasury Bond	6.250%	8/15/2023	101,500	117,771
U.S. Treasury Bond	7.625%	2/15/2025	60,000	79,790
U.S. Treasury Bond	6.875%	8/15/2025	52,000	64,781
U.S. Treasury Bond	6.000%	2/15/2026	92,200	105,540
U.S. Treasury Bond	6.750%	8/15/2026	59,000	73,086
U.S. Treasury Bond	6.500%	11/15/2026	25,050	30,334
U.S. Treasury Bond	6.625%	2/15/2027	66,000	80,995
U.S. Treasury Bond	6.375%	8/15/2027	122,650	147,104
U.S. Treasury Bond	6.125%	11/15/2027	107,000	125,124
U.S. Treasury Bond	5.500%	8/15/2028	5,000	5,459
U.S. Treasury Bond	5.250%	11/15/2028	16,000	16,970
U.S. Treasury Bond	5.250%	2/15/2029	103,500	109,727
U.S. Treasury Bond	6.125%	8/15/2029	153,800	181,412
U.S. Treasury Bond	5.375%	2/15/2031	151,725	164,338
U.S. Treasury Bond	5.000%	5/15/2037	93,000	96,676

				2,229,575

Agency Bonds and Notes (2.6%)
Private Export Funding Corp.	4.950%	11/15/2015	60,000	60,121

				60,121

Total U.S. Government and Agency Obligations
(Cost $2,157,920)				2,289,696

Temporary Cash Investment (0.1%)

Repurchase Agreement
UBS Securities LLC
(Dated 10/31/2007, Repurchase Value $3,350,000, collateralized by Federal Home Loan Mortage Corp. 4.500%, 1/15/2013)
(Cost $3,350)	4.790%	11/1/2007	3,350	3,350

Total Investments (98.7%)
(Cost $2,161,270)				2,293,046

Other Assets and Liabilities-Net (1.3%)				30,054

Net Assets (100%)				2,323,100

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2007, the cost of investment securities for tax purposes was $2,174,278,000. Net unrealized appreciation of investment securities for tax purposes was $118,768,000, consisting of unrealized gains of $120,906,000 on securities that had risen in value since their purchase and $2,138,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Inflation-Protected Securities Fund
Schedule of Investments
October 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (98.3%)

U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2025	1,036,220	1,166,561
U.S. Treasury Inflation-Indexed Bond	2.000%	1/15/2026	402,500	407,480
U.S. Treasury Inflation-Indexed Bond	2.375%	1/15/2027	503,300	531,875
1 U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/2028	314,575	498,090
U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/2029	279,150	453,457
U.S. Treasury Inflation-Indexed Bond	3.375%	4/15/2032	71,100	103,050
U.S. Treasury Inflation-Indexed Note	3.875%	1/15/2009	170,125	221,446
U.S. Treasury Inflation-Indexed Note	4.250%	1/15/2010	763,575	982,776
U.S. Treasury Inflation-Indexed Note	0.875%	4/15/2010	450,200	483,131
1 U.S. Treasury Inflation-Indexed Note	3.500%	1/15/2011	34,475	43,340
U.S. Treasury Inflation-Indexed Note	2.375%	4/15/2011	565,775	602,007
U.S. Treasury Inflation-Indexed Note	2.000%	4/15/2012	23,100	23,739
U.S. Treasury Inflation-Indexed Note	3.000%	7/15/2012	543,900	660,799
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2013	864,325	975,250
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2014	452,775	508,930
U.S. Treasury Inflation-Indexed Note	2.000%	7/15/2014	494,245	545,080
U.S. Treasury Inflation-Indexed Note	1.625%	1/15/2015	978,240	1,033,731
U.S. Treasury Inflation-Indexed Note	1.875%	7/15/2015	296,575	312,957
U.S. Treasury Inflation-Indexed Note	2.000%	1/15/2016	635,525	660,757
U.S. Treasury Inflation-Indexed Note	2.500%	7/15/2016	276,475	293,981
U.S. Treasury Inflation-Indexed Note	2.375%	1/15/2017	664,575	699,627

Total U.S. Government Securities
(Cost $10,980,140)				11,208,064

			Shares

Temporary Cash Investment (1.0%)

2 Vanguard Market Liquidity Fund
(Cost $116,437)	4.955%		116,436,552	116,437

Total Investments (99.3%)
(Cost $11,096,577)				11,324,501

Other Assets And Liabilities-Net (0.7%)				85,230

Net Assets (100%)				11,409,731

1	Securities with a value of $5,969,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2007, the cost of investment securities for tax purposes was $11,096,577,000. Net unrealized appreciation of investment securities for tax purposes was $227,924,000, consisting of unrealized gains of $250,279,000 on securities that had risen in value since their purchase and $22,355,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31,2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(1,770)	194,728	1,791

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until thetermination of the swap, at which time realized gain (loss) is recorded.

At October 31, 2007, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer (1)	Notional Amount ($000)	Floating Interest Rate Paid(2)	Unrealized Appreciation (Depreciation) ($000)

Treasury Inflation Protected Securities Index
1/25/2008	BZW	125,000	4.715%	(1,088)

1	BZW - Barclays Capital Inc.
2	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Vanguard Short-Term Treasury Fund
Schedule of Investments
October 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (97.2%)

U.S. Government Securities (87.6%)
U.S. Treasury Note	4.625%	9/30/2008	51,700	51,934
U.S. Treasury Note	4.875%	10/31/2008	50,000	50,398
U.S. Treasury Note	4.500%	2/15/2009	140,000	140,853
U.S. Treasury Note	4.500%	4/30/2009	333,000	335,601
U.S. Treasury Note	4.875%	5/15/2009	11,000	11,146
U.S. Treasury Note	3.500%	8/15/2009	315,000	312,688
U.S. Treasury Note	4.875%	8/15/2009	260,000	264,103
U.S. Treasury Note	3.500%	11/15/2009	181,500	180,053
1 U.S. Treasury Note	3.500%	2/15/2010	440,000	436,014
U.S. Treasury Note	4.750%	2/15/2010	250,000	254,452
U.S. Treasury Note	6.500%	2/15/2010	50,000	52,789
U.S. Treasury Note	4.000%	4/15/2010	234,035	234,437
U.S. Treasury Note	4.375%	12/15/2010	198,000	200,320
U.S. Treasury Note	4.250%	1/15/2011	140,000	141,050
U.S. Treasury Note	4.875%	4/30/2011	30,500	31,344
U.S. Treasury Note	5.125%	6/30/2011	205,000	212,591
U.S. Treasury Note	4.875%	7/31/2011	100,000	102,906
U.S. Treasury Note	4.625%	10/31/2011	70,200	71,615
U.S. Treasury Note	4.500%	11/30/2011	60,000	60,919
U.S. Treasury Note	4.625%	2/12/2012	62,000	63,259
U.S. Treasury Note	4.500%	3/31/2012	52,000	52,788
U.S. Treasury Note	4.500%	4/30/2012	102,000	103,530

				3,364,790

Agency Bonds and Notes (9.5%)
2 Federal Home Loan Mortgage Corp.	5.125%	8/23/2010	186,500	189,989
2 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	20,000	20,981
2 Federal National Mortgage Assn.	7.250%	1/15/2010	20,000	21,197
3 Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.450%	12/15/2010	9,545	9,954
Private Export Funding Corp.	6.670%	9/15/2009	17,000	17,666
Private Export Funding Corp.	7.200%	1/15/2010	7,100	7,518
Private Export Funding Corp.	7.250%	6/15/2010	64,080	68,591
Private Export Funding Corp.	6.070%	4/30/2011	29,000	30,534

				366,430

Mortgage-Backed Securities (0.1%)
2,3 Federal Home Loan Mortgage Corp.	5.500%	4/1/2016-5/1/2016	929	936
2,3 Federal Home Loan Mortgage Corp.	7.000%	9/1/2015-1/1/2016	667	687
2,3 Federal National Mortgage Assn.	7.000%	11/1/2015-3/1/2016	1,808	1,861

				3,484

Total U.S. Government and Agency Obligations
(Cost $3,694,468)				3,734,704

Temporary Cash Investment (2.2%)

Repurchase Agreement

UBS Securities LLC
(Dated 10/31/2007, Repurchase Value $82,737,000,
collateralized by Federal Home Loan Bank 3.000%,
4/15/2009 and Federal Home Loan Mortgage Corp.
5.750%-7.000%, 3/15/2010-1/15/2012)
(Cost $82,726)	4.790%	11/1/2007	82,726	82,726

Total Investments (99.4%)
(Cost $3,777,194)				3,817,430

Other Assets and Liabilities—Net (0.6%)				22,051

Net Assets (100%)				3,839,481

1	Securities with a value of $2,477,000 have been segregated as initial margin for open futures contracts.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2007, the cost of investment securities for tax purposes was $3,777,194,000. Net unrealized appreciation of investment securities for tax purposes was $40,236,000, consisting of unrealized gains of $40,412,000 on securities that had risen in value since their purchase and $176,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year U.S. Treasury Note	(465)	49,915	(147)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Intermediate-Term Treasury Fund
Schedule of Investments
October 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (97.9%)

U.S. Government Securities (86.5%)
U.S. Treasury Bond	3.625%	5/15/2013	281,500	273,936
U.S. Treasury Bond	8.750%	5/15/2017	32,700	43,348
U.S. Treasury Bond	9.125%	5/15/2018	62,000	85,424
U.S. Treasury Bond	9.000%	11/15/2018	68,000	93,638
U.S. Treasury Bond	8.875%	2/15/2019	342,000	468,380
U.S. Treasury Note	4.500%	2/28/2011	16,000	16,250
U.S. Treasury Note	4.625%	10/31/2011	175,000	178,528
U.S. Treasury Note	4.500%	11/30/2011	304,000	308,654
U.S. Treasury Note	4.625%	12/31/2011	158,000	161,185
U.S. Treasury Note	4.500%	3/31/2012	420,000	426,367
U.S. Treasury Note	4.875%	6/30/2012	75,000	77,309
U.S. Treasury Note	4.250%	11/15/2013	784,000	785,592
U.S. Treasury Note	4.000%	2/15/2014	402,500	397,344
U.S. Treasury Note	4.250%	8/15/2014	60,000	59,879
U.S. Treasury Note	4.250%	11/15/2014	120,000	119,587
U.S. Treasury Note	4.000%	2/15/2015	223,000	218,366
U.S. Treasury Note	4.500%	2/15/2016	30,000	30,230
U.S. Treasury Note	5.125%	5/15/2016	36,000	37,795
U.S. Treasury Note	4.875%	8/15/2016	125,000	128,965
U.S. Treasury Note	4.625%	11/15/2016	30,000	30,403

				3,941,180

Agency Bonds and Notes (10.2%)
Agency for International Development-Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	40,000	39,172
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	19,500	20,343
1 Federal National Mortgage Assn.	4.375%	3/15/2013	22,000	21,607
1 Federal National Mortgage Assn.	5.000%	5/11/2017	39,500	39,681
2,3 Guaranteed Trade Trust (U.S. Government Guaranteed)	6.690%	1/15/2009	8,761	8,844
2 Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.600%	12/15/2012	18,757	19,954
2 Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.050%	11/15/2013	23,438	24,766
Private Export Funding Corp.	7.200%	1/15/2010	12,900	13,660
Private Export Funding Corp.	7.250%	6/15/2010	135,920	145,487
Private Export Funding Corp.	6.070%	4/30/2011	51,000	53,698
Private Export Funding Corp.	5.685%	5/15/2012	10,000	10,457
Private Export Funding Corp.	4.950%	11/15/2015	65,000	65,131

				462,800

Mortgage-Backed Securities (1.2%)
1,2 Federal Home Loan Mortgage Corp.	5.500%	4/1/2016-5/1/2016	2,579	2,597
1,2 Federal Home Loan Mortgage Corp.	7.000%	5/1/2015-3/1/2016	747	773
1,2 Federal National Mortgage Assn. Grantor Trust	5.763%	12/25/2011	20,000	20,549
1,2 Federal National Mortgage Assn. Grantor Trust	7.300%	5/25/2010	30,000	31,596

				55,515

Total U.S. Government and Agency Obligations
(Cost $4,347,206)				4,459,495

Temporary Cash Investment (0.8%)

Repurchase Agreement
UBS Securities LLC
(Dated 10/31/2007, Repurchase Value $37,827,000
collateralized by Federal Home Loan Mortgage Corp.
4.375%-5.500%, 11/16/2007-1/15/2013)
(Cost $37,822)	4.790%	11/1/2007	37,822	37,822

Total Investments (98.7%)
(Cost $4,385,028)				4,497,317

Other Assets and Liabilities-Net (1.3%)				58,262

Net Assets (100%)				4,555,579

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the value of this security represented 0.2% of net assets.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2007, the cost of investment securities for tax purposes was $4,386,756,000. Net unrealized appreciation of investment securities for tax purposes was $110,561,000, consisting of unrealized gains of $111,676,000 on securities that had risen in value since their purchase and $1,115,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Corporate Fund
Schedule of Investments
October 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Securities (5.2%)

U.S. Treasury Note	5.625%	5/15/2008	93,920	94,654
U.S. Treasury Note	5.500%	5/15/2009	90,165	92,236
U.S. Treasury Note	5.750%	8/15/2010	93,740	98,149
U.S. Treasury Note	4.875%	7/31/2011	95,750	98,533
U.S. Treasury Note	4.000%	11/15/2012	100,650	100,116

Total U.S. Government Securities
(Cost $481,156)				483,688

Corporate Bonds (90.4%)

Finance (4.3%)
Banking (0.3%)
Chevy Chase Savings Bank	6.875%	12/1/2013	23,595	23,376
Brokerage (0.3%)
E*Trade Financial Corp.	8.000%	6/15/2011	22,395	21,219
E*Trade Financial Corp.	7.375%	9/15/2013	11,285	10,269
Finance Companies (2.5%)
General Motors Acceptance Corp. LLC	6.875%	8/28/2012	37,825	33,993
General Motors Acceptance Corp. LLC	6.750%	12/1/2014	25,000	21,972
General Motors Acceptance Corp. LLC	8.000%	11/1/2031	190,230	175,963
Insurance (0.6%)
Provident Funding Mortgage Loan Trust	7.000%	7/15/2018	31,750	32,663
UnumProvident Corp.	6.750%	12/15/2028	20,560	19,874
UnumProvident Corp.	7.375%	6/15/2032	6,295	6,528
Real Estate Investment Trusts (0.6%)
1 Rouse Co.	6.750%	5/1/2013	55,355	54,304

				400,161

Industrial (74.1%)
Basic Industry (7.5%)
Arch Western Finance	6.750%	7/1/2013	67,495	65,976
Bowater Canada Finance	7.950%	11/15/2011	41,845	35,777
Cascades Inc.	7.250%	2/15/2013	22,965	22,276
Equistar Chemicals LP	10.125%	9/1/2008	3,296	3,403
Equistar Chemicals LP	10.625%	5/1/2011	11,995	12,505
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/2015	39,685	42,959
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/2017	94,685	103,680
^ Georgia Gulf Corp.	9.500%	10/15/2014	46,905	41,276
Georgia-Pacific Corp.	8.125%	5/15/2011	34,730	35,425
1 Georgia-Pacific Corp.	7.125%	1/15/2017	78,040	76,479
Georgia-Pacific Corp.	8.000%	1/15/2024	19,405	19,065
IMC Global, Inc.	7.300%	1/15/2028	22,500	22,275
International Steel Group, Inc.	6.500%	4/15/2014	42,615	42,881
Lyondell Chemical Co.	8.000%	9/15/2014	23,410	25,956
Methanex Corp.	8.750%	8/15/2012	28,910	31,042
1 Mosaic Co.	7.375%	12/1/2014	8,060	8,544
1 Mosaic Co.	7.625%	12/1/2016	6,715	7,235
Neenah Paper Inc.	7.375%	11/15/2014	28,380	27,387
Novelis Inc.	7.250%	2/15/2015	76,675	73,608
Capital Goods (5.7%)
Alliant Techsystems Inc.	6.750%	4/1/2016	25,410	25,283
Allied Waste North America Inc.	5.750%	2/15/2011	6,805	6,686
Allied Waste North America Inc.	6.375%	4/15/2011	16,170	16,170
Allied Waste North America Inc.	7.250%	3/15/2015	7,680	7,814
Allied Waste North America Inc.	7.125%	5/15/2016	15,415	15,569
Allied Waste North America Inc.	6.875%	6/1/2017	48,260	47,536
1 Ashtead Capital Inc.	9.000%	8/15/2016	33,555	32,716
1 Ashtead Holding PLC	8.625%	8/1/2015	21,085	20,505
Ball Corp.	6.625%	3/15/2018	18,800	18,612
Case New Holland Inc.	7.125%	3/1/2014	45,750	47,351
Crown Americas Inc.	7.625%	11/15/2013	22,580	23,032
Crown Americas Inc.	7.750%	11/15/2015	22,580	23,257
L-3 Communications Corp.	7.625%	6/15/2012	24,850	25,564
L-3 Communications Corp.	6.125%	7/15/2013	8,425	8,299
L-3 Communications Corp.	6.375%	10/15/2015	16,190	16,150
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	21,610	21,799
Owens-Brockway Glass Container, Inc.	8.750%	11/15/2012	12,630	13,183
Sequa Corp.	9.000%	8/1/2009	47,085	51,087
Texas Industries Inc.	7.250%	7/15/2013	19,470	19,373
United Rentals NA Inc.	6.500%	2/15/2012	63,080	65,403
United Rentals NA Inc.	7.750%	11/15/2013	28,350	30,307
Communication (19.5%)
CSC Holdings, Inc.	8.125%	7/15/2009	7,420	7,559
CSC Holdings, Inc.	8.125%	8/15/2009	19,355	19,718
CSC Holdings, Inc.	7.625%	4/1/2011	33,335	33,168
CSC Holdings, Inc.	6.750%	4/15/2012	20,305	19,645
CSC Holdings, Inc.	7.875%	2/15/2018	29,580	28,767
CanWest Media Inc.	8.000%	9/15/2012	59,309	57,752
1 CanWest MediaWorks LP	9.250%	8/1/2015	50,000	50,625
1 Charter Communications OPT LLC	8.000%	4/30/2012	95,150	93,961
CSC Holdings, Inc.	7.625%	7/15/2018	79,045	75,488
1 Charter Communications OPT LLC	8.375%	4/30/2014	76,940	76,555
Citizens Communications	9.250%	5/15/2011	62,665	68,540
Citizens Communications	6.625%	3/15/2015	25,000	24,594
Citizens Communications	9.000%	8/15/2031	12,655	13,050
Dex Media, Inc.	8.000%	11/15/2013	16,290	16,433
DirecTV Holdings	6.375%	6/15/2015	4,865	4,689
Dobson Cellular Systems	8.375%	11/1/2011	29,140	30,888
Dobson Cellular Systems	9.875%	11/1/2012	17,225	18,668
GCI Inc.	7.250%	2/15/2014	53,475	48,796
Idearc Inc.	8.000%	11/15/2016	164,915	165,327
Intelsat Bermuda Ltd.	7.625%	4/15/2012	33,950	29,537
Intelsat Bermuda Ltd.	6.500%	11/1/2013	46,555	36,662
Intelsat Bermuda Ltd.	9.250%	6/15/2016	37,385	38,647
Intelsat Holding Ltd.	8.250%	1/15/2013	6,980	7,032
Intelsat Holding Ltd.	8.625%	1/15/2015	62,875	64,132
Liberty Media Corp.	5.700%	5/15/2013	39,195	36,515
Liberty Media Corp.	8.500%	7/15/2029	9,730	9,732
Liberty Media Corp.	8.250%	2/1/2030	44,115	43,508
Mediacom Broadband LLC	8.500%	10/15/2015	47,845	47,127
Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/2013	29,080	29,080
Medianews Group Inc.	6.875%	10/1/2013	49,767	37,823
PanAmSat Corp.	9.000%	8/15/2014	41,751	42,690
Quebecor Media Inc.	7.750%	3/15/2016	44,905	44,231
1 Quebecor Media Inc.	7.750%	3/15/2016	40,270	39,666
Qwest Communications International Inc.	8.875%	3/15/2012	90,455	98,935
Qwest Communications International Inc.	7.500%	10/1/2014	10,505	10,965
R.H. Donnelley Corp.	6.875%	1/15/2013	8,415	7,910
R.H. Donnelley Corp.	6.875%	1/15/2013	33,535	31,523
R.H. Donnelley Corp.	8.875%	1/15/2016	105,890	105,890
1 R.H. Donnelley Corp.	8.875%	10/15/2017	11,290	11,304
US West Communications Group	6.875%	9/15/2033	80,755	76,919
Windstream Corp.	8.125%	8/1/2013	11,565	12,244
Windstream Corp.	8.625%	8/1/2016	57,015	61,077
Windstream Corp.	7.000%	3/15/2019	43,450	43,016
Consumer Cyclical (16.0%)
AMC Entertainment Inc.	8.000%	3/1/2014	24,160	23,556
Corrections Corp. of America	6.250%	3/15/2013	12,065	12,020
Corrections Corp. of America	6.750%	1/31/2014	6,300	6,347
Ford Motor Co.	7.450%	7/16/2031	61,555	48,321
Ford Motor Credit Co.	8.700%	158,336	152,399
2 Ford Motor Credit Co.	9.692%	4/15/2012	40,570	40,980
Ford Motor Credit Co.	7.000%	10/1/2013	144,115	128,667
Ford Motor Credit Co.	8.000%	12/15/2016	83,500	77,063
General Motors Corp.	8.250%	7/15/2023	47,885	43,096
^ General Motors Corp.	8.375%	7/15/2033	144,550	131,179
Harrah's Operating Co., Inc.	5.625%	6/1/2015	34,725	26,912
Harrah's Operating Co., Inc.	6.500%	6/1/2016	56,240	44,570
Harrah's Operating Co., Inc.	5.750%	10/1/2017	100,000	73,750
Host Hotels & Resorts LP	6.875%	11/1/2014	26,205	26,467
Host Marriott LP	7.125%	11/1/2013	68,215	69,068
MGM Mirage, Inc.	8.500%	9/15/2010	78,475	82,203
MGM Mirage, Inc.	8.375%	2/1/2011	12,720	13,324
MGM Mirage, Inc.	6.750%	9/1/2012	19,730	19,459
Mandalay Resort Group	9.375%	2/15/2010	34,730	36,466
Marquee Inc.	8.625%	8/15/2012	23,910	24,866
Park Place Entertainment Corp.	8.875%	9/15/2008	11,545	11,819
Park Place Entertainment Corp.	8.125%	5/15/2011	1,890	1,923
Seneca Gaming Corp.	7.250%	5/1/2012	28,640	28,640
Service Corp. International	7.000%	6/15/2017	41,725	40,995
Service Corp. International	6.750%	4/1/2016	4,038	3,927
Service Corp. International	7.375%	10/1/2014	10,990	11,320
Service Corp. International	7.625%	10/1/2018	35,040	36,223
Station Casinos	6.500%	2/1/2014	34,665	29,119
Station Casinos	6.875%	3/1/2016	15,040	12,483
Station Casinos	6.625%	3/15/2018	12,745	10,132
1 TRW Automotive Inc.	7.000%	3/15/2014	96,785	94,849
1 TRW Automotive Inc.	7.250%	3/15/2017	49,145	48,039
Tenneco Automotive Inc.	10.250%	7/15/2013	19,725	21,303
WMG Acquisition Corp.	7.375%	4/15/2014	25,305	22,395
Wynn Las Vegas LLC	6.625%	12/1/2014	40,825	40,162
Consumer Noncyclical (10.2%)
Aramark Corp.	8.500%	2/1/2015	44,935	45,609
Bio-Rad Laboratories Inc.	7.500%	8/15/2013	6,550	6,681
Bio-Rad Laboratories Inc.	6.125%	12/15/2014	10,295	9,909
1 Community Health Systems	8.875%	7/15/2015	72,460	73,456
Constellation Brands Inc.	7.250%	9/1/2016	65,188	65,677
1 Constellation Brands Inc.	7.250%	5/15/2017	24,655	24,717
Delhaize America Inc.	9.000%	4/15/2031	12,665	15,384
2 Elan Financial PLC	9.557%	11/15/2011	30,775	30,779
Elan Financial PLC	7.750%	11/15/2011	67,950	67,101
Elan Financial PLC	8.875%	12/1/2013	37,000	37,324
Fisher Scientific International Inc.	6.750%	8/15/2014	13,585	13,865
Fisher Scientific International Inc.	6.125%	7/1/2015	12,700	12,627
HCA Inc.	5.750%	3/15/2014	9,135	7,673
HCA Inc.	6.375%	1/15/2015	96,955	82,412
HCA Inc.	6.500%	2/15/2016	69,575	59,400
HCA Inc.	9.250%	11/15/2016	36,990	38,978
HCA Inc.	7.690%	6/15/2025	4,510	3,766
HCA Inc.	7.500%	11/6/2033	9,725	8,023
Omnicare, Inc.	6.125%	6/1/2013	6,565	6,171
Omnicare, Inc.	6.750%	12/15/2013	14,435	13,966
Omnicare, Inc.	6.875%	12/15/2015	20,475	19,656
Reynolds American Inc.	7.250%	6/1/2013	45,910	49,238
Reynolds American Inc.	7.300%	7/15/2015	36,460	38,830
Smithfield Foods, Inc.	7.750%	7/1/2017	48,545	50,123
Tenet Healthcare Corp.	9.250%	2/1/2015	11,445	10,129
Tenet Healthcare Corp.	6.500%	6/1/2012	13,690	11,671
Tenet Healthcare Corp.	7.375%	2/1/2013	13,755	11,726
Tenet Healthcare Corp.	9.875%	7/1/2014	83,300	75,803
Ventas Realty LP/Capital Corp.	6.750%	6/1/2010	7,650	7,688
Ventas Realty LP/Capital Corp.	6.625%	10/15/2014	24,485	24,301
Ventas Realty LP/Capital Corp.	7.125%	6/1/2015	16,405	16,610
Ventas Realty LP/Capital Corp.	6.500%	6/1/2016	17,655	17,214
Energy (9.7%)
Chesapeake Energy Corp.	7.750%	1/15/2015	3,785	3,889
Chesapeake Energy Corp.	6.625%	1/15/2016	48,625	47,774
Chesapeake Energy Corp.	6.875%	1/15/2016	29,855	29,668
Chesapeake Energy Corp.	6.500%	8/15/2017	67,780	65,577
Chesapeake Energy Corp.	6.250%	1/15/2018	45,220	43,524
Encore Acquisition Co.	6.250%	4/15/2014	5,010	4,659
Encore Acquisition Co.	6.000%	7/15/2015	17,645	15,969
Forest Oil Corp.	8.000%	12/15/2011	21,660	22,418
Forest Oil Corp.	7.750%	5/1/2014	11,805	11,967
1 Forest Oil Corp.	7.250%	6/15/2019	38,860	38,957
Hornbeck Offshore Services	6.125%	12/1/2014	29,470	28,070
Newfield Exploration Co.	6.625%	4/15/2016	23,985	23,565
1 OPTI Canada Inc.	7.875%	12/15/2014	24,135	24,075
1 OPTI Canada Inc.	8.250%	12/15/2014	67,550	67,719
Peabody Energy Corp.	6.875%	3/15/2013	35,550	35,817
Peabody Energy Corp.	7.375%	11/1/2016	59,950	62,573
Peabody Energy Corp.	7.875%	11/1/2026	47,685	50,308
Petrohawk Energy Corp.	9.125%	7/15/2013	22,225	23,558
1 Petroplus Finance Ltd.	6.750%	5/1/2014	45,055	42,802
1 Petroplus Finance Ltd.	7.000%	5/1/2017	42,000	40,110
Pioneer Natural Resources Co.	5.875%	7/15/2016	29,845	27,375
Pioneer Natural Resources Co.	6.650%	3/15/2017	61,515	58,436
Pioneer Natural Resources Co.	6.875%	5/1/2018	25,235	23,809
Pioneer Natural Resources Co.	7.200%	1/15/2028	12,855	11,753
Plains Exploration & Production Co.	7.750%	6/15/2015	4,310	4,288
Plains Exploration & Production Co.	7.000%	3/15/2017	5,175	4,929
Pride International Inc.	7.375%	7/15/2014	50,760	52,283
Whiting Petroleum Corp.	7.250%	5/1/2012	17,725	17,503
Whiting Petroleum Corp.	7.250%	5/1/2013	21,975	21,645
Whiting Petroleum Corp.	7.000%	2/1/2014	3,950	3,881
Technology (2.5%)
Freescale Semiconductor	8.875%	12/15/2014	93,405	88,735
IKON Office Solutions	7.750%	9/15/2015	30,485	31,476
NXP BV	7.875%	10/15/2014	65,935	64,287
Sensata Technologies	8.000%	5/1/2014	36,405	35,677
SunGard Data Systems, Inc.	9.125%	8/15/2013	9,727	9,994
Transportation (2.8%)
2 Avis Budget Car Rental	8.057%	5/15/2014	8,045	7,924
Avis Budget Car Rental	7.625%	5/15/2014	57,285	56,426
Avis Budget Car Rental	7.750%	5/15/2016	45,750	45,178
3 Continental Airlines, Inc.	9.798%	4/1/2021	33,660	35,764
Continental Airlines, Inc.	6.903%	4/19/2022	6,320	5,941
Hertz Corp.	8.875%	1/1/2014	68,500	70,726
Hertz Corp.	10.500%	1/1/2016	32,355	34,943
Other (0.2%)
UCAR Finance, Inc.	10.250%	2/15/2012	17,124	17,895

				6,918,249

Utilities (12.0%)
Electric (10.1%)
1 AES Corp.	8.750%	5/15/2013	28,620	30,424
1 AES Corp.	9.000%	5/15/2015	45,215	48,233
1 AES Corp.	7.750%	10/15/2015	49,640	49,888
1 AES Corp.	8.000%	10/15/2017	16,000	16,100
Aquila Inc.	14.875%	7/1/2012	4,815	6,079
Aquila Inc.	9.950%	2/1/2011	42,960	45,967
Dynegy Inc.	8.375%	5/1/2016	75,465	75,842
1 Dynegy Inc.	7.750%	6/1/2019	40,000	37,700
Edison Mission Energy	7.500%	6/15/2013	8,775	8,950
1 Edison Mission Energy	7.000%	5/15/2017	19,945	19,596
1 Edison Mission Energy	7.200%	5/15/2019	6,450	6,297
Mirant North America LLC	7.375%	12/31/2013	59,415	60,455
NRG Energy Inc.	7.250%	2/1/2014	30,145	30,258
NRG Energy Inc.	7.375%	2/1/2016	96,890	97,132
NRG Energy Inc.	7.375%	1/15/2017	69,725	69,899
Nevada Power Co.	6.500%	4/15/2012	9,945	10,243
Nevada Power Co.	5.875%	1/15/2015	15,895	16,034
Nevada Power Co.	6.650%	4/1/2036	9,710	10,050
Reliant Energy, Inc.	6.750%	12/15/2014	86,930	88,669
Reliant Energy, Inc.	7.875%	6/15/2017	20,000	20,200
TECO Energy, Inc.	7.200%	5/1/2011	28,710	30,038
TECO Energy, Inc.	6.750%	5/1/2015	1,945	2,008
TXU Corp.	5.550%	11/15/2014	64,890	51,020
TXU Corp.	6.500%	11/15/2024	77,300	57,202
TXU Corp.	6.550%	11/15/2034	66,345	48,266
Natural Gas (1.9%)
Suburban Propane Partners	6.875%	12/15/2013	23,690	23,098
Williams Cos., Inc.	8.125%	3/15/2012	38,775	41,925
1 Williams Cos., Inc.	6.375%	10/1/2010	5,710	5,789
Williams Cos., Inc.	7.125%	9/1/2011	31,465	32,802
Williams Cos., Inc.	7.500%	1/15/2031	41,335	43,815
Williams Partners LP	7.500%	6/15/2011	16,660	17,368
Williams Partners LP	7.250%	2/1/2017	13,625	14,102

				1,115,449

Total Corporate Bonds
(Cost $8,570,776)				8,433,859

Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)

Republic of Argentina	7.000%	9/12/2013	116,365	104,402
Republic of Argentina	7.000%	4/17/2017	69,450	58,442

Total Sovereign Bonds
(Cost $174,102)				162,844

Temporary Cash Investments (3.6%)

Repurchase Agreement (1.7%)
Lehman Brothers Inc.
(Dated 10/31/07, Repurchase Value $154,821,000,
collateralized by Federal Home Loan Mortgage Corp.
0.000%-9.500%, 3/17/2008-3/15/2030, and Federal National
Mortgage Assn. 4.000%-9.000%, 3/01/2010-10/01/2037)	4.940%	11/1/2007	154,800	154,800

			Shares

Money Market Fund (1.9%)
4 Vanguard Market Liquidity Fund	4.955%		181,101,530	181,102

Total Temporary Cash Investments
(Cost $335,902)				335,902

Total Investments (100.9%)
(Cost $9,561,936)				9,416,293

Other Assets and Liabilities - Net (-0.9%)				(84,893)

Net Assets (100%)				9,331,400

^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of these securities was $1,140,645,000, representing 12.2% of net assets.
2	Adjustable-rate note.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2007, the cost of investment securities for tax purposes was $9,561,936,000. Net unrealized depreciation of investment securities for tax purposes was $145,643,000, consisting of unrealized gains of $114,180,000 on securities that had risen in value since their purchase and $259,823,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Investment-Grade
Fund Schedule of Investments
October 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (12.2%)

U.S. Government Securities (11.4%)
U.S. Treasury Bond	3.625%	5/15/2013	5,000	4,866
U.S. Treasury Note	4.500%	9/30/2011	4,225	4,291
U.S. Treasury Note	4.625%	10/31/2011	2,625	2,678
U.S. Treasury Note	4.500%	11/30/2011	13,900	14,113
U.S. Treasury Note	4.625%	12/31/2011	4,700	4,795
U.S. Treasury Note	4.750%	1/31/2012	8,475	8,688
U.S. Treasury Note	4.875%	2/15/2012	152,800	157,575
U.S. Treasury Note	4.625%	2/29/2012	4,300	4,387
U.S. Treasury Note	4.500%	3/31/2012	8,100	8,223
U.S. Treasury Note	4.500%	4/30/2012	48,250	48,974
U.S. Treasury Note	4.750%	5/31/2012	7,750	7,949
U.S. Treasury Note	4.375%	8/15/2012	6,500	6,580
U.S. Treasury Note	4.000%	11/15/2012	13,500	13,428
U.S. Treasury Note	3.875%	2/15/2013	49,980	49,324
U.S. Treasury Note	4.250%	8/15/2013	140,700	141,095
U.S. Treasury Note	4.250%	11/15/2013	78,630	78,790
U.S. Treasury Note	4.000%	2/15/2014	77,200	76,211
U.S. Treasury Note	4.250%	8/15/2014	12,025	12,001
U.S. Treasury Note	4.500%	11/15/2015	10,400	10,485
U.S. Treasury Note	4.500%	2/15/2016	15,000	15,115

				669,568

Agency Bonds and Notes (0.3%)
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	20,000	19,586

Mortgage-Backed Securities (0.5%)
Conventional Mortgage-Backed Securities (0.1%)
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2017	4,205	4,286
Nonconventional Mortgage-Backed Securities (0.4%)
1,2 Federal Home Loan Mortgage Corp.	5.000%	6/15/2024	18,762	18,783
1,2 Federal Home Loan Mortgage Corp.	5.000%	10/15/2024	4,141	4,145
1,2 Federal Home Loan Mortgage Corp.	7.233%	8/1/2032	1,829	1,857
1,2 Federal Home Loan Mortgage Corp.	7.277%	9/1/2032	1,182	1,203

				30,274

Total U.S. Government and Agency Obligations
(Cost $706,024)				719,428

Corporate Bonds (82.8%)

Asset Backed/Commercial Mortgage-Backed Securities (8.7%)
2,3 American Express Credit Account Master Trust	5.201%	9/15/2010	6,800	6,800
2,3 American Express Credit Account Master Trust	5.201%	10/15/2010	10,000	9,997
2,3 American Express Credit Account Master Trust	5.121%	12/15/2014	15,000	14,866
2,3 American Express Credit Account Master Trust	5.141%	9/15/2016	10,000	9,851
4 BA Covered Bond Issuer	5.500%	6/14/2012	11,000	11,276
2,3 Bank One Issuance Trust	5.201%	12/15/2010	14,000	13,996
2 Bank One Issuance Trust	4.370%	4/15/2012	10,000	9,896
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.945%	2/11/2041	8,000	7,951
2 Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042	7,360	7,263
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.574%	6/11/2050	13,000	13,158
2 Capital One Multi-Asset Execution Trust	4.150%	7/16/2012	7,000	6,896
2 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	15,000	14,665
2,3 Chase Credit Card Master Trust	5.201%	7/15/2010	11,000	10,997
2,3 Chase Issuance Trust	5.131%	10/15/2012	25,000	24,877
2 Citibank Credit Card Issuance Trust	5.150%	3/7/2011	11,125	11,147
2,3 Citibank Credit Card Issuance Trust	5.068%	10/20/2014	25,000	24,772
2 Citibank Credit Card Issuance Trust	4.850%	3/10/2017	10,000	9,701
2 Citigroup Commercial Mortgage Trust	5.700%	12/10/2049	13,000	13,336
2 Commercial Mortgage Pass-Through Certificates	5.811%	12/10/2049	5,600	5,714
2 Credit Suisse Mortgage Capital Certificates	5.723%	6/15/2039	11,000	11,230
2 Detroit Edison Securitization Funding LLC	6.190%	3/1/2013	15,000	15,412
2,3 Discover Card Master Trust I	5.101%	9/16/2010	25,000	24,984
2,3 Fleet Home Equity Loan Trust	5.248%	1/20/2033	2,093	1,956
2 GE Capital Commercial Mortgage Corp.	4.353%	6/10/2048	5,350	5,287
2 JPMorgan Chase Commercial Mortgage Securities	5.629%	2/12/2051	7,000	7,100
2 JPMorgan Chase Commercial Mortgage Securities	5.827%	2/15/2051	13,370	13,653
2 LB-UBS Commercial Mortgage Trust	5.430%	2/15/2040	8,000	7,920
2 Massachusetts RRB Special Purpose Trust	4.400%	3/15/2015	12,000	11,808
2,3 MBNA Credit Card Master Note Trust	5.111%	2/15/2012	15,000	14,959
2,3 MBNA Credit Card Master Note Trust	5.151%	6/15/2015	31,000	30,694
2 Merrill Lynch Mortgage Trust	5.726%	6/12/2050	11,000	11,230
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.749%	6/12/2050	5,000	5,051
2 Morgan Stanley Capital I	5.650%	6/11/2042	24,100	24,515
2,3 Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	5.142%	11/25/2015	929	927
2,3 National City Credit Card Master Trust	5.141%	8/15/2012	10,000	9,964
2,3 National City Credit Card Master Trust	5.141%	3/17/2014	15,000	14,882
2,3,4 Nordstrom Private Label Credit Card Master Trust	5.151%	5/15/2015	28,000	27,721
2 PECO Energy Transition Trust	6.520%	12/31/2010	10,000	10,397
2 PSE&G Transition Funding LLC	6.610%	6/15/2015	15,000	15,885
2,3 Target Credit Card Master Trust	4.933%	10/27/2014	15,000	14,930

				507,664

Finance (36.6%)
Banking (17.6%)
AmSouth Bank NA	5.200%	4/1/2015	10,000	9,631
2,4 ANZ Capital Trust II	5.360%	12/15/2049	10,000	9,562
3,4 ANZ National Bank International Ltd.	5.312%	4/14/2008	13,000	13,012
Astoria Financial Corp.	5.750%	10/15/2012	9,000	9,063
2,4 Banco Mercantil del Norte	6.862%	10/13/2021	5,000	5,000
4 Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/2014	8,550	8,499
4 Banco Santander Peru	5.375%	12/9/2014	4,000	3,934
2 Bank of America Capital Trust XIV	5.630%	12/31/2049	18,540	17,478
Bank of America Corp.	4.875%	1/15/2013	16,021	15,775
Bank of America Corp.	5.250%	12/1/2015	15,000	14,587
Bank of America Corp.	5.300%	3/15/2017	9,000	8,735
Bank of America Corp.	5.420%	3/15/2017	10,800	10,534
5 Bank of New York Mellon	4.950%	1/14/2011	5,000	5,000
Bank of New York Mellon	4.950%	3/15/2015	5,000	4,844
Bank One Corp.	7.875%	8/1/2010	10,262	11,003
Bank One Corp.	4.900%	4/30/2015	15,000	14,121
2,4 Barclays Bank PLC	5.926%	12/15/2049	15,000	14,247
BB&T Corp.	6.500%	8/1/2011	12,500	13,021
BB&T Corp.	4.750%	10/1/2012	5,000	4,886
2,4 BBVA International Preferred Unipersonal	5.919%	12/31/2049	7,000	6,474
4 BNP Paribas	4.800%	6/24/2015	10,000	9,497
3,4 BTMU Curacao Holdings NV	5.918%	12/19/2016	10,790	10,770
2,4 CBG Florida REIT Corp.	7.114%	2/15/2049	17,340	16,820
3 Citigroup, Inc.	5.864%	6/9/2009	25,700	25,644
Citigroup, Inc.	7.250%	10/1/2010	900	956
Citigroup, Inc.	5.625%	8/27/2012	20,000	20,234
Citigroup, Inc.	5.000%	9/15/2014	9,000	8,761
Citigroup, Inc.	5.300%	1/7/2016	10,000	9,850
Citigroup, Inc.	5.500%	2/15/2017	25,000	24,590
Citigroup, Inc.	6.000%	8/15/2017	10,000	10,200
Comerica Bank	5.750%	11/21/2016	4,000	3,989
4 Commonwealth Bank of Australia	5.000%	11/6/2012	15,500	15,428
2,4 Commonwealth Bank of Australia	6.024%	3/15/2049	17,050	16,405
2,4 Credit Agricole	6.637%	5/28/2049	18,900	18,085
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	20,000	20,226
Deutsche Bank Financial LLC	5.375%	3/2/2015	10,000	9,802
3,4 Development Bank of Singapore Ltd.	5.750%	5/16/2017	16,500	16,151
Fifth Third Bank	4.750%	2/1/2015	18,150	17,067
First Tennessee Bank	5.050%	1/15/2015	5,000	4,776
Golden West Financial Corp.	4.750%	10/1/2012	22,450	21,984
HSBC Bank USA	3.875%	9/15/2009	1,500	1,475
HSBC Bank USA	4.625%	4/1/2014	22,000	20,791
Hudson United Bank	7.000%	5/15/2012	9,200	9,813
4 ICICI Bank Ltd.	5.750%	1/12/2012	2,675	2,589
JPMorgan Chase & Co.	4.500%	1/15/2012	5,000	4,869
JPMorgan Chase & Co.	5.750%	1/2/2013	10,000	10,057
JPMorgan Chase & Co.	4.875%	3/15/2014	5,000	4,803
JPMorgan Chase & Co.	6.125%	6/27/2017	15,000	15,279
JPMorgan Chase & Co.	6.000%	10/1/2017	10,000	10,119
Key Bank NA	4.950%	9/15/2015	18,000	17,067
2,4 Lloyds TSB Group PLC	6.267%	11/14/2049	6,875	6,339
2,4 M & T Bank Corp.	3.850%	4/1/2013	2,750	2,737
Marshall & Ilsley Bank	5.250%	9/4/2012	4,000	3,986
MBNA Corp.	7.500%	3/15/2012	6,145	6,729
Mellon Bank NA	4.750%	12/15/2014	5,000	4,748
Mellon Funding Corp.	3.250%	4/1/2009	10,000	9,779
Mercantile Bankshares Corp.	4.625%	4/15/2013	10,000	9,627
National Australia Bank	8.600%	5/19/2010	5,000	5,432
National City Bank	6.250%	3/15/2011	8,000	8,207
National City Corp.	4.900%	1/15/2015	3,435	3,236
PNC Bank NA	4.875%	9/21/2017	10,600	9,871
PNC Funding Corp.	5.625%	2/1/2017	5,000	4,903
Regions Financial Corp.	6.375%	5/15/2012	8,975	9,273
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	6,000	5,859
Sanwa Bank Ltd.	7.400%	6/15/2011	2,825	3,057
4 Scotland International Finance	7.700%	8/15/2010	10,000	10,674
Skandinaviska Enskilda Banken	6.875%	2/15/2009	5,000	5,116
2,4 Societe Generale	5.922%	12/5/2049	20,000	18,966
Southtrust Corp.	5.800%	6/15/2014	14,705	15,000
Sovereign Bancorp, Inc.	4.800%	9/1/2010	5,000	4,928
Sovereign Bank	4.000%	2/1/2008	4,900	4,889
2 Sovereign Bank	4.375%	8/1/2013	2,458	2,446
State Street Capital Trust	5.300%	1/15/2016	12,000	11,666
3 SunTrust Banks, Inc.	5.741%	6/2/2009	12,175	12,157
3 SunTrust Banks, Inc.	5.531%	4/1/2015	6,000	5,946
2,4 Toronto-Dominion Bank	6.378%	10/15/2049	13,000	12,146
UBS AG	5.875%	7/15/2016	10,000	10,139
3,4 Unicredit Luxembourg Finance	5.582%	1/13/2017	14,925	14,788
UnionBanCal Corp.	5.250%	12/16/2013	3,000	2,962
Union Planters Corp.	7.750%	3/1/2011	10,000	10,703
4 United Overseas Bank Ltd.	4.500%	7/2/2013	7,000	6,639
US Bank NA	6.300%	2/4/2014	5,000	5,217
US Bank NA	4.950%	10/30/2014	14,750	14,244
2 USB Capital IX	6.189%	4/15/2049	12,525	12,460
2,4 USB Realty Corp.	6.091%	12/15/2049	3,450	3,302
Wachovia Bank NA	4.800%	11/1/2014	10,000	9,526
Wachovia Corp.	5.625%	10/15/2016	25,000	24,975
Washington Mutual Bank	5.650%	8/15/2014	7,500	6,903
Washington Mutual Bank	5.125%	1/15/2015	9,000	7,956
Washington Mutual Finance Corp.	6.875%	5/15/2011	10,000	10,254
Wells Fargo & Co.	4.200%	1/15/2010	20,000	19,729
Wells Fargo & Co.	5.125%	9/1/2012	5,500	5,488
Wells Fargo & Co.	5.250%	10/23/2012	12,000	12,029
Wells Fargo & Co.	4.950%	10/16/2013	4,500	4,398
Wells Fargo & Co.	4.625%	4/15/2014	10,000	9,602
Wells Fargo & Co.	5.125%	9/15/2016	5,000	4,839
Wells Fargo Bank NA	5.750%	5/16/2016	7,000	7,076
Western Financial Bank	9.625%	5/15/2012	1,640	1,745
2,4 Westpac Capital Trust III	5.819%	12/30/2049	14,300	14,055
Wilmington Trust Corp.	4.875%	4/15/2013	18,305	18,056
Zions Bancorp.	6.000%	9/15/2015	11,000	11,034
Zions Bancorp.	5.500%	11/16/2015	8,000	7,714
Brokerage (4.8%)
Bear Stearns Co., Inc.	5.700%	11/15/2014	10,785	10,518
BlackRock, Inc.	6.250%	9/15/2017	10,000	10,169
2 Goldman Sachs Capital II	5.793%	6/1/2049	30,000	27,850
3 Goldman Sachs Group, Inc.	5.481%	7/23/2009	3,575	3,573
3 Goldman Sachs Group, Inc.	5.498%	6/28/2010	8,925	8,873
Goldman Sachs Group, Inc.	5.625%	1/15/2017	29,000	28,100
Jefferies Group Inc.	5.875%	6/8/2014	7,500	7,455
LaBranche & Co.	9.500%	5/15/2009	4,225	4,236
LaBranche & Co.	11.000%	5/15/2012	375	374
Lazard Group	6.850%	6/15/2017	5,000	4,983
Lehman Brothers Holdings, Inc.	6.200%	9/26/2014	22,500	22,562
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	30,000	30,235
Merrill Lynch & Co., Inc.	4.500%	11/4/2010	25,000	24,308
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	15,000	14,785
Merrill Lynch & Co., Inc.	5.700%	5/2/2017	12,000	11,451
Merrill Lynch & Co., Inc.	6.400%	8/28/2017	22,500	22,695
Morgan Stanley Dean Witter	4.750%	4/1/2014	26,250	24,847
Morgan Stanley Dean Witter	5.375%	10/15/2015	15,000	14,664
Morgan Stanley Dean Witter	5.450%	1/9/2017	10,000	9,705
Finance Companies (6.1%)
3 American Express Centurion Bank	5.220%	11/16/2009	5,000	4,987
American Express Centurion Bank	6.000%	9/13/2017	21,000	21,077
American Express Co.	4.875%	7/15/2013	16,417	15,963
American General Finance Corp.	4.875%	5/15/2010	1,000	998
American General Finance Corp.	5.625%	8/17/2011	15,500	15,499
American General Finance Corp.	4.875%	7/15/2012	12,000	11,589
American General Finance Corp.	5.850%	6/1/2013	25,000	25,159
2,4 American General Finance Corp.	6.000%	1/15/2067	8,000	7,487
Capital One Bank	5.125%	2/15/2014	10,000	9,575
Capital One Financial	6.250%	11/15/2013	8,000	7,929
Capital One Financial	6.750%	9/15/2017	10,000	10,238
CIT Group, Inc.	5.000%	2/1/2015	12,000	10,864
CIT Group, Inc.	5.400%	1/30/2016	11,000	9,995
CIT Group, Inc.	5.650%	2/13/2017	1,500	1,381
General Electric Capital Corp.	4.375%	11/21/2011	10,200	9,982
General Electric Capital Corp.	5.875%	2/15/2012	54,600	56,322
General Electric Capital Corp.	4.375%	3/3/2012	5,200	5,076
General Electric Capital Corp.	6.000%	6/15/2012	25,000	25,950
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	27,500	26,363
HSBC Finance Corp.	4.125%	11/16/2009	5,000	4,913
3 HSBC Finance Corp.	6.044%	9/14/2012	8,000	7,904
International Lease Finance Corp.	5.750%	6/15/2011	4,700	4,769
International Lease Finance Corp.	5.875%	5/1/2013	10,000	10,145
International Lease Finance Corp.	5.650%	6/1/2014	10,000	9,962
iStar Financial Inc.	7.000%	3/15/2008	680	683
iStar Financial Inc.	5.950%	10/15/2013	10,000	9,193
SLM Corp.	5.050%	11/14/2014	7,500	6,428
USAA Capital Corp.	4.640%	12/15/2009	11,000	10,964
4 USAA Capital Corp.	4.996%	12/12/2011	15,000	14,930
Insurance (5.6%)
ACE INA Holdings, Inc.	5.700%	2/15/2017	3,000	2,974
Allied World Assurance	7.500%	8/1/2016	5,000	5,339
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	20,000	19,788
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	5,000	4,881
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	17,100	16,625
2 Chubb Corp.	6.375%	3/29/2037	8,000	7,930
CIGNA Corp.	7.000%	1/15/2011	10,000	10,566
Coventry Health Care Inc.	5.875%	1/15/2012	625	630
Coventry Health Care Inc.	5.950%	3/15/2017	4,000	3,910
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	1,740	1,638
Genworth Financial, Inc.	4.950%	10/1/2015	5,000	4,743
2 Genworth Financial, Inc.	6.150%	11/15/2066	8,000	7,515
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	10,000	9,784
Humana Inc.	6.450%	6/1/2016	10,000	10,218
2 ING Capital Funding Trust III	5.775%	12/8/2049	3,120	2,938
2,4 Liberty Mutual Insurance Co.	7.000%	3/15/2037	2,225	2,078
Lincoln National Corp.	6.200%	12/15/2011	7,000	7,213
2 Lincoln National Corp.	6.050%	4/20/2067	5,940	5,697
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	5,325	5,181
3,4 MassMutual Global Funding II	5.858%	12/6/2013	35,000	35,023
3,4 Merna Reinsurance Ltd.	6.981%	7/7/2010	5,450	5,442
MetLife, Inc.	5.375%	12/15/2012	10,000	10,080
3,4 Monumental Global Funding III	5.254%	1/25/2013	10,000	10,023
Nationwide Financial Services	5.900%	7/1/2012	5,000	5,129
4 New York Life Global Funding	5.250%	10/16/2012	5,000	5,018
4 New York Life Global Funding	5.375%	9/15/2013	12,000	12,096
2,4 Oil Insurance Ltd.	7.558%	6/30/2049	10,600	10,954
2 PartnerRe Finance II	6.440%	12/1/2066	15,000	14,042
4 Principal Life Global	4.400%	10/1/2010	10,000	9,851
2 Progressive Corp.	6.700%	6/15/2037	2,200	2,159
Protective Life Secured Trust	4.000%	4/1/2011	5,000	4,837
Prudential Financial, Inc.	5.100%	9/20/2014	15,000	14,560
Prudential Financial, Inc.	4.750%	6/13/2015	7,000	6,607
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	4,000	3,969
2 Travelers Cos. Inc.	6.250%	3/15/2037	4,750	4,581
Travelers Property Casualty Corp.	5.000%	3/15/2013	5,000	4,950
UnitedHealth Group, Inc.	5.000%	8/15/2014	12,000	11,730
WellPoint Inc.	6.375%	1/15/2012	7,500	7,801
WellPoint Inc.	6.800%	8/1/2012	10,000	10,636
4 Xlliac Global Funding	4.800%	8/10/2010	3,300	3,270
2,4 ZFS Finance USA Trust I	5.875%	5/9/2032	4,400	4,217
Real Estate Investment Trust (2.5%)
Archstone-Smith Operating Trust	5.250%	5/1/2015	5,000	5,194
Archstone-Smith Operating Trust	5.750%	3/15/2016	4,000	4,290
Arden Realty LP	5.200%	9/1/2011	1,900	1,902
AvalonBay Communities, Inc.	5.750%	9/15/2016	3,000	2,935
Camden Property Trust	5.000%	6/15/2015	10,000	9,298
Colonial Realty LP	5.500%	10/1/2015	3,000	2,822
CPG Partners LP	8.250%	2/1/2011	5,000	5,400
Developers Diversified Realty Corp.	5.250%	4/15/2011	7,500	7,471
Equity One Inc.	6.250%	1/15/2017	5,000	4,924
ERP Operating LP	5.125%	3/15/2016	11,000	10,292
HCP Inc.	6.700%	1/30/2018	5,000	4,975
Health Care Property Investors, Inc.	6.000%	1/30/2017	5,000	4,781
Health Care REIT, Inc.	8.000%	9/12/2012	5,000	5,412
Health Care REIT, Inc.	5.875%	5/15/2015	5,725	5,476
Hospitality Properties	6.300%	6/15/2016	5,000	4,971
HRPT Properties Trust	6.400%	2/15/2015	9,500	9,516
Kimco Realty Corp.	5.783%	3/15/2016	10,000	9,814
Liberty Property LP	5.125%	3/2/2015	5,000	4,668
National Retail Properties	6.875%	10/15/2017	7,000	7,179
ProLogis	5.625%	11/15/2015	5,000	4,861
ProLogis	5.625%	11/15/2016	5,500	5,321
Regency Centers LP	4.950%	4/15/2014	5,000	4,705
Simon Property Group Inc.	4.875%	3/18/2010	10,000	9,938
Simon Property Group Inc.	4.875%	8/15/2010	3,750	3,718
Simon Property Group Inc.	5.250%	12/1/2016	5,000	4,744
4 Westfield Capital Corp.	4.375%	11/15/2010	5,270	5,160

				2,145,151

Industrial (29.4%)
Basic Industries (0.6%)
4 ABX Financing Co.	5.750%	10/15/2016	7,000	6,991
Alcoa, Inc.	5.550%	2/1/2017	5,000	4,849
Alcoa, Inc.	5.870%	2/23/2022	1,100	1,069
International Steel Group, Inc.	6.500%	4/15/2014	2,200	2,214
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	7,000	6,845
Rohm & Haas Co.	6.000%	9/15/2017	6,000	6,085
Weyerhaeuser Co.	6.750%	3/15/2012	7,461	7,764
Capital Goods (3.5%)
Allied Waste North America Inc.	6.875%	6/1/2017	2,675	2,635
Avery Dennison Corp.	4.875%	1/15/2013	6,800	6,561
2,4 BAE Systems Asset Trust	7.156%	12/15/2011	5,849	6,157
Boeing Capital Corp.	6.100%	3/1/2011	5,000	5,187
Boeing Co.	5.125%	2/15/2013	8,000	7,996
2,4 C8 Capital SPV Ltd.	6.640%	12/15/2049	3,925	3,852
Caterpillar Financial Services Corp.	4.300%	6/1/2010	7,000	6,912
Caterpillar Financial Services Corp.	4.600%	1/15/2014	3,000	2,890
Caterpillar Financial Services Corp.	5.850%	9/1/2017	3,000	3,074
Crane Co.	5.500%	9/15/2013	5,000	4,957
CRH America Inc.	6.000%	9/30/2016	7,000	6,873
Embraer Overseas Ltd.	6.375%	1/24/2017	4,000	3,893
Emerson Electric Co.	7.125%	8/15/2010	12,500	13,238
General Dynamics Corp.	4.250%	5/15/2013	16,350	15,601
John Deere Capital Corp.	7.000%	3/15/2012	13,440	14,418
L-3 Communications Corp.	7.625%	6/15/2012	675	694
L-3 Communications Corp.	6.125%	7/15/2013	450	443
L-3 Communications Corp.	5.875%	1/15/2015	1,400	1,372
Lafarge SA	6.500%	7/15/2016	5,000	5,157
Masco Corp.	5.875%	7/15/2012	10,560	10,559
2,4 Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/2009	2,249	2,258
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	1,978	1,995
Raytheon Co.	4.850%	1/15/2011	13,850	13,782
Textron Financial Corp.	4.600%	5/3/2010	8,000	7,925
Tyco International Group SA	6.375%	10/15/2011	10,000	10,241
Tyco International Group SA	6.000%	11/15/2013	11,000	11,186
United Technologies Corp.	6.350%	3/1/2011	30,600	31,918
Waste Management, Inc.	7.375%	8/1/2010	4,870	5,136
Communications (5.3%)
AT&T Inc.	6.250%	3/15/2011	5,000	5,179
AT&T Inc.	5.100%	9/15/2014	10,000	9,858
AT&T Inc.	5.625%	6/15/2016	8,000	8,057
British Sky Broadcasting Corp.	6.875%	2/23/2009	10,000	10,237
British Sky Broadcasting Corp.	8.200%	7/15/2009	4,125	4,325
British Telecommunications PLC	8.625%	12/15/2010	5,450	6,000
Comcast Cable Communications, Inc.	8.875%	5/1/2017	3,400	4,062
Comcast Corp.	5.500%	3/15/2011	7,000	7,052
Comcast Corp.	5.900%	3/15/2016	15,000	15,128
Comcast Corp.	4.950%	6/15/2016	10,000	9,450
Cox Communications, Inc.	6.750%	3/15/2011	10,000	10,389
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,794
4 Cox Enterprises, Inc.	7.875%	9/15/2010	5,000	5,343
Deutsche Telekom International Finance	8.000%	6/15/2010	16,000	17,158
France Telecom	7.750%	3/1/2011	25,000	26,987
News America Inc.	4.750%	3/15/2010	9,800	9,716
Nextel Communications	5.950%	3/15/2014	5,000	4,786
Rogers Cable Inc.	6.750%	3/15/2015	6,000	6,285
Sprint Capital Corp.	8.375%	3/15/2012	5,000	5,456
Telecom Italia Capital	5.250%	11/15/2013	10,000	9,816
Telefonica Emisiones SAU	5.984%	6/20/2011	5,000	5,127
Telefonica Emisiones SAU	6.421%	6/20/2016	7,000	7,340
Telefonos de Mexico SA	5.500%	1/27/2015	10,000	9,863
Time Warner, Inc.	5.850%	5/1/2017	21,500	21,286
Univision Communications, Inc.	3.875%	10/15/2008	7,000	6,842
Verizon Communications Corp.	5.550%	2/15/2016	5,000	5,036
Verizon Global Funding Corp.	6.875%	6/15/2012	16,000	17,136
Verizon Global Funding Corp.	7.375%	9/1/2012	40,000	43,800
Vodafone AirTouch PLC	7.750%	2/15/2010	5,820	6,155
Vodafone Group PLC	5.000%	9/15/2015	10,000	9,580
Consumer Cyclical (5.1%)
4 American Honda Finance	5.125%	12/15/2010	17,000	17,179
Centex Corp.	7.875%	2/1/2011	4,160	4,069
2,4 CVS Caremark Corp.	6.117%	1/10/2013	6,881	7,135
DaimlerChrysler North America Holding Corp.	4.050%	6/4/2008	7,000	6,954
DaimlerChrysler North America Holding Corp.	7.200%	9/1/2009	600	622
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	3,300	3,281
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	30,000	30,499
Darden Restaurants Inc.	6.200%	10/15/2017	5,000	5,071
Federated Retail Holding	5.900%	12/1/2016	5,000	4,774
Gamestop Corp.	8.000%	10/1/2012	2,475	2,583
4 Harley-Davidson Inc.	5.000%	12/15/2010	2,600	2,611
Harrah's Entertainment Inc.	7.875%	3/15/2010	1,575	1,630
Home Depot Inc.	5.400%	3/1/2016	12,875	12,293
International Speedway Corp.	4.200%	4/15/2009	3,815	3,764
International Speedway Corp.	5.400%	4/15/2014	7,000	6,837
J.C. Penney Co., Inc.	7.950%	4/1/2017	5,000	5,568
Johnson Controls, Inc.	5.250%	1/15/2011	3,000	3,008
K. Hovnanian Enterprises	6.250%	1/15/2016	4,260	3,323
KB Home	6.375%	8/15/2011	2,250	2,104
KB Home	7.250%	6/15/2018	600	555
Kohl's Corp.	6.250%	12/15/2017	7,000	7,014
Lowe's Cos., Inc.	5.600%	9/15/2012	5,450	5,525
Lowe's Cos., Inc.	5.000%	10/15/2015	7,000	6,708
McDonald's Corp.	5.800%	10/15/2017	5,000	5,053
MDC Holdings Inc.	7.000%	12/1/2012	1,615	1,652
MGM Mirage, Inc.	8.500%	9/15/2010	1,400	1,467
MGM Mirage, Inc.	6.750%	4/1/2013	1,075	1,048
MGM Mirage, Inc.	5.875%	2/27/2014	1,000	930
4 Nissan Motor Acceptance Corp.	4.625%	3/8/2010	11,570	11,521
4 Nissan Motor Acceptance Corp.	5.625%	3/14/2011	10,500	10,634
Pulte Homes, Inc.	5.200%	2/15/2015	5,000	4,149
Royal Caribbean Cruises	6.750%	3/15/2008	1,530	1,522
Royal Caribbean Cruises	7.000%	6/15/2013	3,250	3,246
Royal Caribbean Cruises	6.875%	12/1/2013	680	682
Ryland Group, Inc.	5.375%	1/15/2015	10,000	8,723
Target Corp.	5.375%	6/15/2009	23,100	23,315
Tenneco Automotive Inc.	8.625%	11/15/2014	1,100	1,122
The Walt Disney Co.	5.625%	9/15/2016	10,000	10,108
Toll Corp.	8.250%	2/1/2011	695	678
Toyota Motor Credit Corp.	4.350%	12/15/2010	20,000	19,807
Wal-Mart Stores, Inc.	5.000%	4/5/2012	15,000	15,003
Wal-Mart Stores, Inc.	4.550%	5/1/2013	13,000	12,677
Western Union Co.	5.400%	11/17/2011	14,000	13,998
Yum! Brands, Inc.	7.700%	7/1/2012	7,000	7,602
Yum! Brands, Inc.	6.250%	3/15/2018	3,000	2,996
Consumer Noncyclical (7.9%)
Allergan Inc.	5.750%	4/1/2016	10,000	10,153
Altria Group, Inc.	5.625%	11/4/2008	2,475	2,484
Altria Group, Inc.	7.000%	11/4/2013	5,000	5,463
AmerisourceBergen Corp.	5.625%	9/15/2012	2,800	2,809
AmerisourceBergen Corp.	5.875%	9/15/2015	3,000	2,964
Amgen Inc.	4.850%	11/18/2014	15,000	14,337
4 Amgen Inc.	5.850%	6/1/2017	10,000	10,059
Archer-Daniels-Midland Co.	5.870%	11/15/2010	10,000	10,254
AstraZeneca PLC	5.900%	9/15/2017	10,000	10,255
Baxter Finco, BV	4.750%	10/15/2010	16,860	16,839
Becton, Dickinson & Co.	4.550%	4/15/2013	8,000	7,765
Boston Scientific	5.125%	1/12/2017	6,000	5,160
Bottling Group LLC	5.500%	4/1/2016	7,000	7,019
Bristol-Myers Squibb Co.	5.250%	8/15/2013	13,400	13,390
Bunge Ltd. Finance Corp.	5.875%	5/15/2013	2,000	2,020
Campbell Soup Co.	4.875%	10/1/2013	10,000	9,829
4 Cargill Inc.	6.300%	4/15/2009	8,750	8,894
4 Cargill Inc.	4.375%	6/1/2013	8,600	8,135
Clorox Co.	5.000%	1/15/2015	7,000	6,706
Coca Cola Bottling Co.	5.000%	11/15/2012	7,000	6,859
Coca-Cola Co.	5.350%	11/15/2017	17,000	16,897
Colgate-Palmolive Co.	5.980%	4/25/2012	14,300	14,841
ConAgra Foods, Inc.	6.750%	9/15/2011	2,950	3,106
ConAgra Foods, Inc.	5.819%	6/15/2017	4,687	4,639
4 Cosan Finance Ltd.	7.000%	2/1/2017	1,340	1,293
4 Covidien International	6.000%	10/15/2017	4,000	4,054
Diageo Capital PLC	5.750%	10/23/2017	7,000	6,974
Estee Lauder Cos. Inc.	6.000%	1/15/2012	6,800	6,986
4 Fosters Finance Corp.	4.875%	10/1/2014	4,000	3,798
Genentech Inc.	4.750%	7/15/2015	16,150	15,575
General Mills, Inc.	6.000%	2/15/2012	6,429	6,595
General Mills, Inc.	5.700%	2/15/2017	3,000	2,974
Hasbro Inc.	6.300%	9/15/2017	5,000	5,122
4 Health Care Services Corp.	7.750%	6/15/2011	20,000	21,499
Hershey Foods Corp.	4.850%	8/15/2015	5,000	4,790
5 Hormel Foods Corp.	6.625%	6/1/2011	16,085	16,831
Johnson & Johnson	5.550%	8/15/2017	7,500	7,728
Kellogg Co.	6.600%	4/1/2011	13,500	14,166
Kimberly-Clark Corp.	4.875%	8/15/2015	6,000	5,795
Kroger Co.	6.200%	6/15/2012	9,300	9,586
Kroger Co.	6.400%	8/15/2017	5,000	5,202
Land O'Lakes Inc.	9.000%	12/15/2010	410	427
Medtronic Inc.	4.750%	9/15/2015	20,000	18,737
Nabisco Inc.	7.550%	6/15/2015	15,000	16,481
PepsiAmericas Inc.	4.500%	3/15/2013	6,000	5,715
Reynolds American Inc.	7.625%	6/1/2016	875	950
4 SABMiller PLC	6.200%	7/1/2011	13,000	13,486
Safeway, Inc.	4.950%	8/16/2010	5,495	5,485
Safeway, Inc.	6.350%	8/15/2017	3,000	3,101
Schering-Plough Corp.	6.000%	9/15/2017	5,000	5,086
Smithfield Foods, Inc.	7.750%	7/1/2017	1,800	1,859
4 Tesco PLC	5.500%	11/15/2017	7,000	6,921
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	5,700	5,441
Wyeth	6.950%	3/15/2011	10,000	10,591
Wyeth	5.500%	3/15/2013	13,000	13,132
Wyeth	5.500%	2/1/2014	5,000	5,026
Wyeth	5.500%	2/15/2016	10,000	9,967
Energy (2.9%)
Anadarko Finance Co.	6.750%	5/1/2011	1,750	1,837
Anadarko Petroleum Corp.	5.950%	9/15/2016	18,000	18,098
Apache Corp.	5.625%	1/15/2017	4,000	4,001
Canadian Natural Resources	5.700%	5/15/2017	5,000	4,964
Chesapeake Energy Corp.	7.625%	7/15/2013	1,075	1,119
Devon Financing Corp.	6.875%	9/30/2011	2,625	2,784
EOG Resources Inc.	5.875%	9/15/2017	3,000	3,080
4 GS-Caltex Oil Corp.	5.500%	10/15/2015	6,000	5,824
Kerr McGee Corp.	6.875%	9/15/2011	5,000	5,251
4 LG Caltex Oil Corp.	5.500%	8/25/2014	4,000	3,927
Marathon Oil Corp.	6.000%	10/1/2017	5,000	5,078
Nexen, Inc.	5.650%	5/15/2017	3,000	2,948
Noble Corp.	5.875%	6/1/2013	3,000	3,033
2,4,6 Oil Enterprises Ltd.	6.239%	6/30/2008	702	703
Petro-Canada	4.000%	7/15/2013	8,000	7,444
2,4 Petroleum Co. of Trinidad & Tobago	6.000%	5/8/2022	8,800	9,029
2,4 PF Export Receivables Master Trust	3.748%	6/1/2013	2,188	2,072
2,4 PF Export Receivables Master Trust	6.436%	6/1/2015	4,040	4,034
Shell International Finance	4.950%	3/22/2012	33,680	33,963
4 Statoil	5.125%	4/30/2014	10,000	9,924
4 Trans Capital Investment	5.670%	3/5/2014	17,450	16,851
Valero Energy Corp.	6.125%	6/15/2017	10,000	10,171
XTO Energy, Inc.	6.250%	4/15/2013	5,000	5,176
XTO Energy, Inc.	6.250%	8/1/2017	5,000	5,192
Technology (1.5%)
Agilent Technologies Inc.	6.500%	11/1/2017	5,950	5,869
Cisco Systems Inc.	5.500%	2/22/2016	10,000	10,059
Equifax Inc.	6.300%	7/1/2017	5,000	5,090
IBM International Group Capital	5.050%	10/22/2012	25,000	25,028
International Business Machines Corp.	5.700%	9/14/2017	7,000	7,111
Intuit Inc.	5.750%	3/15/2017	5,000	4,852
Oracle Corp.	5.250%	1/15/2016	13,000	12,822
Pitney Bowes, Inc.	5.000%	3/15/2015	10,000	9,772
Pitney Bowes, Inc.	5.750%	9/15/2017	5,000	5,041
Transportation (1.9%)
2 Burlington Northern Railroad Co. Equipment Trust	7.330%	6/23/2010	1,189	1,221
Burlington Northern Santa Fe Corp.	8.125%	4/15/2020	5,000	5,913
Canadian National Railway Co.	5.800%	6/1/2016	4,000	4,035
Continental Airlines, Inc.	6.563%	2/15/2012	3,000	3,105
2 Continental Airlines, Inc.	6.648%	9/15/2017	1,071	1,076
2 Continental Airlines, Inc.	9.798%	4/1/2021	2,320	2,465
4 Delta Air Lines, Inc.	6.821%	8/10/2022	3,290	3,298
Delta Air Lines, Inc.	8.021%	8/10/2022	1,590	1,595
4 ERAC USA Finance Co.	7.950%	12/15/2009	10,000	10,538
4 ERAC USA Finance Co.	8.000%	1/15/2011	5,740	6,188
FedEx Corp.	3.500%	4/1/2009	2,700	2,643
Greenbrier Co. Inc.	8.375%	5/15/2015	2,540	2,515
2,3 JetBlue Airways Corp.	9.944%	3/15/2008	622	622
2,3 JetBlue Airways Corp.	8.657%	11/15/2008	655	648
2,3 JetBlue Airways Corp.	6.069%	12/15/2013	4,578	4,542
3 JetBlue Airways Corp.	6.114%	3/15/2014	7,150	7,006
3 JetBlue Airways Corp.	6.008%	11/15/2016	4,765	4,698
Norfolk Southern Corp.	8.625%	5/15/2010	10,000	10,827
2 Northwest Airlines Inc.	7.027%	11/1/2019	5,000	5,069
Ryder System Inc.	5.850%	3/1/2014	4,000	4,011
Southwest Airlines Co.	5.250%	10/1/2014	3,625	3,501
Southwest Airlines Co.	5.125%	3/1/2017	7,400	6,943
2 Southwest Airlines Co.	6.150%	8/1/2022	4,000	4,068
Union Pacific Corp.	6.650%	1/15/2011	8,223	8,553
4 Union Pacific Corp.	5.214%	9/30/2014	6,000	5,889
Union Pacific Corp.	5.750%	11/15/2017	2,500	2,476
Other (0.7%)
Black & Decker Corp.	7.125%	6/1/2011	8,550	9,073
Briggs & Stratton Corp.	8.875%	3/15/2011	2,150	2,290
Cintas Corp.	6.000%	6/1/2012	5,000	5,184
2,4 Parker Retirement Savings Plan Trust	6.340%	7/15/2008	562	565
Parker-Hannifin Corp	4.875%	2/15/2013	6,100	5,985
4 Targeted Return Index Securities Trust	6.962%	1/15/2012	13,300	14,052
Thermo Electron Corp.	5.000%	6/1/2015	4,700	4,318

				1,724,319

Utilities (8.1%)
Electric (5.8%)
4 AES Panama SA	6.350%	12/21/2016	10,800	10,648
3 Alabama Power Co.	5.695%	8/25/2009	5,000	5,002
4 American Water Capital Corp.	6.085%	10/15/2017	8,750	8,838
Appalachian Power Co.	5.650%	8/15/2012	4,970	5,018
Baltimore Gas & Electric Co.	5.900%	10/1/2016	5,000	5,028
Carolina Power & Light Co.	5.150%	4/1/2015	12,000	11,769
Carolina Power & Light Co.	5.250%	12/15/2015	10,000	9,858
Columbus Southern Power	5.500%	3/1/2013	10,000	10,131
Consolidated Edison Co. of New York	4.875%	2/1/2013	7,500	7,357
Consumers Energy Co.	4.000%	5/15/2010	6,680	6,530
2 Dominion Resources, Inc.	6.300%	9/30/2066	10,990	10,870
4 EDP Finance BV	6.000%	2/2/2018	6,000	5,953
Entergy Gulf States, Inc.	3.600%	6/1/2008	4,100	4,053
Entergy Gulf States, Inc.	5.250%	8/1/2015	10,000	9,667
FirstEnergy Corp.	6.450%	11/15/2011	1,120	1,155
2 FPL Group Capital, Inc.	6.350%	10/1/2066	10,850	10,552
2 Georgia Power Capital Trust	4.875%	11/1/2042	5,000	4,999
2,4 GWF Energy LLC	6.131%	12/30/2011	2,092	2,131
4 Korea East-West Power Co.	4.875%	4/21/2011	5,000	4,966
4 Korea East-West Power Co.	5.250%	11/15/2012	5,000	5,017
MidAmerican Energy Co.	5.125%	1/15/2013	9,000	8,983
NiSource Finance Corp.	7.875%	11/15/2010	5,594	6,014
Northeast Utilities	7.250%	4/1/2012	4,620	4,939
Nstar	8.000%	2/15/2010	20,000	21,338
Ohio Edison	4.000%	5/1/2008	5,000	4,964
Ohio Power Co.	4.850%	1/15/2014	5,000	4,763
Ohio Power Co.	6.000%	6/1/2016	4,000	4,062
Pacific Gas & Electric Co.	4.200%	3/1/2011	5,000	4,868
Pacific Gas & Electric Co.	4.800%	3/1/2014	5,000	4,823
4,7 PacifiCorp Australia LLC	6.150%	1/15/2008	14,000	14,026
PECO Energy Co.	5.950%	11/1/2011	15,000	15,474
PECO Energy Co.	4.750%	10/1/2012	4,500	4,420
4 Pennsylvania Electric Co.	6.050%	9/1/2017	7,000	6,939
3 Pepco Holdings, Inc.	6.246%	6/1/2010	3,075	3,061
Potomac Electric Power	4.950%	11/15/2013	5,465	5,280
2 PPL Capital Funding, Inc.	6.700%	3/30/2067	15,000	14,673
Progress Energy, Inc.	7.100%	3/1/2011	516	544
Public Service Co. of Colorado	5.500%	4/1/2014	7,000	6,974
Public Service Co. of New Mexico	4.400%	9/15/2008	1,600	1,590
Sierra Pacific Power Co.	6.000%	5/15/2016	5,000	5,025
Southern Co.	5.300%	1/15/2012	7,000	7,035
4 SP PowerAssets Ltd.	5.000%	10/22/2013	15,000	14,784
Tampa Electric Co.	6.375%	8/15/2012	2,193	2,285
Texas - New Mexico Power Co.	6.125%	6/1/2008	2,238	2,249
4 United Electric Distribution	4.700%	4/15/2011	10,000	9,902
Virginia Electric & Power Co.	5.950%	9/15/2017	5,000	5,105
2 Wisconsin Energy Corp.	6.250%	5/15/2067	20,000	19,010
Natural Gas (2.3%)
AGL Capital Corp.	7.125%	1/14/2011	10,000	10,530
Atmos Energy Corp.	4.950%	10/15/2014	6,420	6,087
4 El Paso Natural Gas Co.	5.950%	4/15/2017	3,000	2,953
Enbridge Energy Partners	4.750%	6/1/2013	10,000	9,693
2 Enbridge Energy Partners	8.050%	10/1/2037	3,280	3,342
Enbridge Inc.	5.800%	6/15/2014	10,000	10,106
2 Enterprise Products Operating LP	8.375%	8/1/2066	5,850	6,090
4 Florida Gas Transmission	7.625%	12/1/2010	5,000	5,339
4 Gaz Capital SA	6.212%	11/22/2016	9,800	9,682
4 Gulf South Pipeline Co.	6.300%	8/15/2017	7,000	7,195
4 Gulfstream Natural Gas Systems	5.560%	11/1/2015	8,500	8,334
KeySpan Gas East Corp.	7.875%	2/1/2010	10,000	10,621
National Grid PLC	6.300%	8/1/2016	7,000	7,227
Northwest Pipeline Corp.	5.950%	4/15/2017	10,000	10,013
Panhandle Eastern Pipeline	6.200%	11/1/2017	5,000	4,975
Plains All American Pipeline LP	4.750%	8/15/2009	2,850	2,829
3,4 Rockies Express Pipeline LLC	6.437%	8/20/2009	10,000	10,008
2 Southern Union Co.	7.200%	11/1/2066	5,175	5,183
2 Trans-Canada Pipelines	6.350%	5/15/2067	4,000	3,925

				476,804

Total Corporate Bonds
(Cost $4,889,897)				4,853,938

Sovereign Bonds (U.S. Dollar-Denominated) (2.4%)

4 Abu Dhabi National Energy Co.	6.165%	10/25/2017	10,000	9,960
China Development Bank	5.000%	10/15/2015	1,500	1,465
Corp. Andina de Fomento	6.875%	3/15/2012	4,225	4,502
Corp. Andina de Fomento	5.200%	5/21/2013	5,000	4,963
4 Export-Import Bank of Korea	4.125%	2/10/2009	4,800	4,783
Export-Import Bank of Korea	5.500%	10/17/2012	12,700	12,796
Financement Quebec	5.000%	10/25/2012	10,000	10,103
Korea Development Bank	4.750%	7/20/2009	15,950	15,905
4 Korea Highway Corp.	4.875%	4/7/2014	5,000	4,880
2 Pemex Finance Ltd.	9.690%	8/15/2009	6,000	6,249
Petrobras International Finance	9.125%	7/2/2013	3,937	4,577
Petrobras International Finance	7.750%	9/15/2014	400	442
2,4 Petroleum Export/Cayman	5.265%	6/15/2011	5,009	5,029
4 Petronas Capital Ltd.	7.000%	5/22/2012	15,000	16,186
2,4 Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009	3,987	3,921
2,4 Ras Laffan Liquified Natural Gas Co. Ltd. II	5.298%	9/30/2020	15,020	14,327
Republic of Korea	4.250%	6/1/2013	9,325	8,969
Republic of Panama	7.250%	3/15/2015	5,000	5,443
4 Taqa Abu Dhabi National Energy Co.	5.875%	10/27/2016	4,000	3,933

Total Sovereign Bonds
(Cost $137,934)				138,433

Taxable Municipal Bonds (0.4%)

3 Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.910%	10/15/2012	14,210	14,210
Tobbacco Settlement Finance Auth. Rev.	7.467%	6/1/2047	10,000	9,786

Total Taxable Municipal Bonds
(Cost $24,210)				23,996

Tax-Exempt Municipal Bonds (0.3%)

Minnesota GO	5.000%	8/1/2011	8,150	8,584
Minnesota GO	5.000%	8/1/2012	8,630	9,176

Total Tax-Exempt Municipal Bonds
(Cost $17,596)	17,760

			Shares

Preferred Stocks (0.6%)

Aspen Insurance Holdings	7.401%	76,950	1,835
Axis Capital Holdings	7.500%	50,000	5,000
Bank of America Corp.	5.908%	213,775	4,895
Goldman Sachs Group, Inc.	6.050%	582,000	13,817
Merrill Lynch & Co., Inc.	6.000%	44,600	977
Santander Financial	6.800%	117,650	2,812
SunTrust Banks, Inc.	6.224%	105,500	2,549
Zions Bancorp.	6.214%	86,350	2,032

Total Preferred Stocks
(Cost $36,249)				33,917

Temporary Cash Investment (1.1%)

8 Vanguard Market Liquidity Fund
(Cost $65,132)	4.955%		65,132,040	65,132

Total Investments (99.8%)
(Cost $5,877,042)				5,852,604

Other Assets and Liabilities-Net (0.2%)				9,746

Net Assets (100%)				5,862,350

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, the aggregate value of these securities was $855,113,000, representing 14.6% of net assets.
5	Securities with a value of $6,884,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
7	Scheduled principal and interest payments are guaranteed by American Municipal Bond Assurance Corporation.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2007, the cost of investment securities for tax purposes was $5,878,547,000. Net unrealized depreciation of investment securities for tax purposes was $25,943,000, consisting of unrealized gains of $63,849,000 on securities that had risen in value since their purchase and $89,792,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2007 the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	4,364	480,108	4,047
5-Year U.S. Treasury Note	2,163	232,185	1,152
2-Year U.S. Treasury Note	(65)	13,462	(77)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At October 31, 2007, the fund had the following open swap contracts:

Credit Default Swaps

Reference Entity	Termination Date	Dealer (1)	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Burlington Northern Santa Fe Corp.	6/20/2012	DBS	5,000	0.400%	36
Johnson & Johnson	9/20/2012	GSI	5,400	0.070%	(5)
Johnson & Johnson	9/20/2012	UBS	2,160	0.080%	(1)

					30

Interest Rate Swaps
Termination Date	Dealer [1]	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)[2]	Unrealized Appreciation (Depreciation) ($000)

5/25/2009	LEH	10,000	3.175%	(5.505%)	(217)
5/8/2010	LEH	9,000	3.758%	(5.360%)	(217)

					(434)

Total Return Swaps
Reference Entity/Termination Date	Dealer [1]	Notional Amount ($000)	Floating Interest Rate Received (Paid)[3]	Unrealized Appreciation (Depreciation) ($000)

Lehman AAA Commercial Mortgage-Backed Securities Index
12/31/2007	LEH	50,000	4.791%	839
1/31/2008	WB	75,000	4.516%	(801)
4/30/2008	BA	100,000	4.756%	121
Mortgage-Backed Securities Index
12/31/2007	UBS	43,190	4.626%	1,076
2/29/2008	UBS	53,000	4.646%	676
2/29/2008	UBS	16,250	4.646%	224

				2,135

1	BA-Bank of America, N.A. DBS-Deutsche Bank AG GSI-Goldman Sachs International Inc. LEH-Lehman Brothers Special Financing Inc. UBS - UBS AG WB -Wachovia Bank.
2	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.
3	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 11, 2007

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 11, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.